UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-2857

Name of Fund:  Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.
               Intermediate Term Portfolio of Merrill Lynch Bond
               Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President of Core Bond Portfolio and Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 10/01/02 - 3/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
March 31, 2003


Core Bond Portfolio &
Intermediate Term Portfolio
of Merrill Lynch Bond Fund, Inc.


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Core Bond Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated as Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There were no changes to the Class B or Class C share class labels. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way. Although the redesignation took effect just after the close of the Fund's period, we have provided Portfolio performance as of March 31, 2003 to reflect the new share class redesignation.


Investment Environment
During the six months ended March 31, 2003, the U.S. economy shifted to a lower growth path than that experienced in 2002. Growth slowed from a rate of approximately 2.4% in 2002 to the 1% - 2% area for the first quarter of 2003. Despite the slowing in the U.S. economy, financial market performance turned considerably more positive for the six-month period ended March 31, 2003, as the Standard & Poor's 500 Index finally outperformed the Treasury market, registering a return of +5.04% compared to +1.43%, respectively. However, the equity market could not keep pace with the blistering performance of the corporate bond market as the high yield market outperformed equities by 9%, as measured by the Lehman Brothers U.S. Corporate High Yield Index and investment-grade corporate bonds outperformed equities by almost 1%, as measured by the Lehman Brothers U.S. Corporate Index. This slower growth path of the U.S. economy caused Corporate America to focus on improving liquidity, selling off assets and de-leveraging their balance sheets.


Economic Environment
In terms of growth, it appeared that economic news was taking a back seat to events in Iraq in setting the near-term course for the financial markets and the economy in general. The shorter the war, the better the outlook would be for the economy. Conversely, a prolonged military conflict would have been quite detrimental to the U.S. economy. However, the U.S. consumer appears to be slowing from the rapid pace experienced in 2002 where personal consumption expenditures expanded at 4%. This rapid growth of consumption was mainly driven by the lowest mortgage rates in 40 years, which spurred a huge refinancing wave. Just as decision-makers on the corporate side have done, it appears that consumers have paused somewhat, as consumer spending appears to have slowed to 2% in the first quarter of 2003. As a result, consumer confidence fell in March to the lowest level in almost a decade, as evidenced by the sharp drop in the Conference Board Index and the University of Michigan Consumer Confidence Index.

Declining consumer confidence is starting to moderate housing activity, which contributed significantly to economic growth in the past several months. Housing starts fell in February to 1.6 million, in part affected by poor weather in the Northeast, reflecting growing economic uncertainty. The decline in new home sales to 854,000 and existing home sales to 5.8 million for February reinforces the somewhat softer tone for the housing market.

In addition to war concerns, the key to consumer sentiment remains the labor market, which is on the weaker side. The U.S. economy lost over 400,000 jobs in the last six months, while the unemployment rate held steady at 5.8%. Initial jobless claims spiked up with the four-week moving average rising above 420,000 and existing unemployment claims rising to 3.6 million.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


A major reason for continued weakness in labor markets is the reluctance on the part of businesses to commit to hiring or to engage in inventory building given the economic climate. It appears that businesses are waiting for some clarity on the geopolitical front before making any major commitments with regard to capital spending. Recent data from businesses exhibit this uncertainty. The Institute for Supply Management (ISM) manufacturing index fell in March to 46.2, the lowest level since November 2001. Factory orders dropped 1.5% in February, adding to evidence that manufacturing activity is indeed pausing. The ISM non-manufacturing index, reflecting the status of the service sector, fell from 53.9 in February to 47.9 in March, also raising questions over the near-term prospects for improvement in the labor markets.

Another emerging concern is the economic consequences of the political rift between the United States and its trading partners, brought on by the Iraqi war. The United States has long consumed far more than it produces, creating a widening trade gap. The fourth-quarter current account deficit of $136.9 billion - a record 5.2% of gross domestic product (GDP) is clearly unsustainable without viable trading partners. This has caused investors to speculate on the near-term direction of the U.S. dollar. As this current account becomes larger as a percentage of GDP, the United States must continue to attract that much more capital in order to help finance the growing deficit.

Going forward, we believe that the economy will grow, albeit at a slow rate of only 1% - 1.5% in the second quarter of 2003. We expect the economy to regain momentum following the successful conclusion of the war, and for consumer and business sentiment to rebound, setting the stage for stronger economic growth in the second half of the year.


Portfolio Matters
During the six-month period ended March 31, 2003, Core Bond Portfolio's Class A, Class B, Class C and Class I Shares had total returns of +2.89, +2.63%, +2.60% and +3.02%, respectively. For the same period, Intermediate Term Portfolio's Class A, Class B, Class C and Class I Shares had total returns of +3.00%, +2.70%, +2.70% and +3.05%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 7 of this report to shareholders.) The Portfolios performed in line with their benchmark, the unmanaged Lehman Brothers Aggregate Bond Index, which had a total return of +2.99% for the same six-month period.

The Portfolios continue to be managed with a focus on the spread sectors, including corporate bonds (both investment grade and high yield), agency mortgage collateral and collateralized mortgage obligations (CMOs), non-agency CMOs, asset-backed securities and commercial mortgage-backed securities (CMBS). By strategically managing these sector exposures and taking advantage of opportunities available throughout the markets, we were able to consistently add value to each of the Portfolios.

Conditions at the start of the six-month period ended March 31, 2003 were as dismal as we have seen in quite some time. Within the first two weeks of the period, the stock market hit four-year lows while corporate spreads peaked at spreads near 270 basis points (2.70%) over Treasury issues. At the time, we maintained a minimal overweight to spread product, primarily in the CMBS sector. However, since then the spread sectors have enjoyed excellent performance compared to Treasury issues, as every sector achieved positive excess return during the six-month period. Our decision in October 2002 to steadily add to the credit sectors while also increasing our exposure to "high beta" corporate issuers was a primary source of each Portfolio's relative performance compared to the Index. We used the derivative market to add to our mortgage and CMBS weightings by investing in total return swaps, wherein we receive the return of the appropriate index in exchange for a floating rate payment. We employed a similar strategy to establish a 2.2% position in the high yield market. As of March 31, 2003, the Portfolios each had a nearly 12% overweight to spread product.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


Interest rates entering October were nearly at all-time lows. Movements in interest rates since then, however, have rewarded a willingness to actively manage duration. Treasury yields fluctuated within well-defined ranges, with the 10-year Treasury note, for example, trading between 3.7% - 4.2% for most of the period. There were numerous opportunities to take advantage of this "range trade," and we did so using both cash Treasury issues and Treasury futures. At various times during the period, each Portfolio's duration was as long as 110% of the benchmark and as short as 94%. The use of the Treasury futures market proved to be an especially efficient and liquid means to manage duration in all market conditions. At March 31, 2003, the duration stood at 103% of the index, reflecting our view that the weak economic fundamentals are likely to overshadow the positive outcome of the war going forward.

In the coming months, we will continue to look for opportunities in the higher beta corporate and high yield sectors. The high yield market remains very attractive despite the fact that the sector excess return was an amazing 1,300 basis points during the six months ended March 31, 2003. We view the likelihood for continued interest rate cuts by the Federal Reserve Board as greater than that of interest rate increases for the balance of 2003, and we would not be surprised if interest rates maintain the same range-bound profile experienced recently. The volatility caused by the war and the continued sluggishness of the economy should present further investment opportunities on which we will seek to capitalize.


In Conclusion
We appreciate your ongoing interest in Core Bond and Intermediate
Term Portfolios of Merrill Lynch Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Patrick Maldari)
Patrick Maldari
Vice President and Portfolio Manager



(James J. Pagano)
James J. Pagano
Vice President and Portfolio Manager



April 22, 2003



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


PERFORMANCE DATA


About Fund Performance


Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Core Bond Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

* Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years for Core Bond Portfolio. Class B Shares for Core Bond Portfolio purchased prior to December 1, 2002 will maintain the four-year schedule. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. Class B Shares for Intermediate Term Portfolio purchased prior to December 1, 2002 will maintain the one-year schedule. In addition, Core Bond Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Core Bond Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Core Bond Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


PERFORMANCE DATA (continued)


Recent Performance Results


                                                                               Ten Years/
                                                6-Month        12-Month     Since Inception    Standardized
As of March 31, 2003                          Total Return   Total Return     Total Return     30-Day Yield
Core Bond Portfolio Class A Shares*               +2.89%        +10.70%         +79.88%           2.83%
Core Bond Portfolio Class B Shares*               +2.63         +10.24           +70.69           2.44
Core Bond Portfolio Class C Shares*               +2.60         +10.18           +71.45           2.38
Core Bond Portfolio Class I Shares*               +3.02         +11.08           +84.23           3.07
Core Bond Portfolio Class R Shares*                --             --             + 2.17           3.66
Intermediate Term Portfolio Class A Shares*       +3.00         +10.93           +81.41           2.70
Intermediate Term Portfolio Class B Shares*       +2.70         +10.48           +76.54           2.32
Intermediate Term Portfolio Class C Shares*       +2.70         +10.47           +75.08           2.32
Intermediate Term Portfolio Class I Shares*       +3.05         +11.04           +85.83           2.80
Intermediate Term Portfolio Class R Shares*        --             --             + 2.12           3.31
Lehman Brothers Aggregate Bond Index**            +2.99         +11.69    +100.94/+97.30/+1.31     --

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Core
Bond Portfolio's ten-year/since inception periods are ten years for Class B & Class I Shares, from 10/21/94 for Class A & Class C Shares and from 1/03/03 for Class R Shares. The Intermediate Term
Portfolio's ten-year/since inception periods are ten years for Class
I Shares, and Class B Shares, from 10/21/94 for Class A & Class C
Shares and from 1/03/03 for Class R Shares.
**This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S.
Treasury and Government agency issues with at least one year to maturity. Ten-year/since inception total returns are for ten years, from 10/31/94 and 1/31/03.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


PERFORMANCE DATA (continued)


Average Annual Total Return--Core Bond Portfolio


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 3/31/03                    +10.70%         +6.28%
Five Years Ended 3/31/03                  + 5.98          +5.12
Inception (10/21/94) through 3/31/03      + 7.20          +6.69

*Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 3/31/03                    +10.24%         +6.24%
Five Years Ended 3/31/03                  + 5.43          +5.11
Ten Years Ended 3/31/03                   + 5.49          +5.49

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 3/31/03                    +10.18%         +9.18%
Five Years Ended 3/31/03                  + 5.38          +5.38
Inception (10/21/94) through 3/31/03      + 6.59          +6.59

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 3/31/03                    +11.08%         +6.64%
Five Years Ended 3/31/03                  + 6.24          +5.38
Ten Years Ended 3/31/03                   + 6.30          +5.87

*Maximum sales charge is 4%.
**Assuming maximum sales charge.



Aggregate Total Return


                                                     % Return Without
                                                       Sales Charge
Class R Shares

Inception (1/03/03)
through 3/31/03                                           +2.17%



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


PERFORMANCE DATA (concluded)


Average Annual Total Return--Intermediate Term Portfolio


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 3/31/03                    +10.93%         +9.82%
Five Years Ended 3/31/03                  + 6.30          +6.09
Inception (10/21/94) through 3/31/03      + 7.31          +7.18

*Maximum sales charge is 1%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 3/31/03                    +10.48%         +7.48%
Five Years Ended 3/31/03                  + 5.86          +5.86
Inception (11/13/92) through 3/31/03      + 5.85          +5.85

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after three years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 3/31/03                    +10.47%         +9.47%
Five Years Ended 3/31/03                  + 5.88          +5.88
Inception (10/21/94) through 3/31/03      + 6.86          +6.86

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 3/31/03                    +11.04%         +9.93%
Five Years Ended 3/31/03                  + 6.42          +6.21
Ten Years Ended 3/31/03                   + 6.39          +6.29

*Maximum sales charge is 1%.
**Assuming maximum sales charge.



Aggregate Total Return


                                                    % Return Without
                                                       Sales Charge
Class R Shares

Inception (1/03/03)
through 3/31/03                                           +2.12%



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Asset-Backed Securities++--7.8%                                                                         Core Bond Portfolio

                  AAA      Aaa    $ 8,000,000  Advanta Mortgage Loan Trust, 7.75% due 10/25/2026             $    8,566,310
                  AAA      Aaa      7,611,660  CIT Equipment Collateral, Series 2002-VT1, Class A2,
                                               2.90% due 6/21/2004                                                7,639,890
                                               California Infrastructure PG&E, Series 1997-1:
                  AAA      Aaa      3,700,000     Class A6, 6.38% due 9/25/2008                                   4,034,803
                  AAA      Aaa      5,450,000     Class A7, 6.42% due 9/25/2008                                   5,922,155
                  BBB      Baa2    17,000,000  Chase Credit Card Master Trust, Series 2003-1, Class C,
                                               2.38% due 4/15/2008 (a)                                           17,040,645
                  AAA      Aaa            736  Contimortgage Home Equity Loan Trust, 5.84% due 5/15/2016                742
                  AAA      Aaa      1,723,526  Countrywide Asset-Backed Certificates, 6.102% due 8/25/2026        1,726,627
                  AAA      Aaa      5,306,350  EQCC Home Equity Loan Trust, Series 1999-1, Class A3F,
                                               5.915% due 11/20/2024                                              5,372,666
                  A        A3       9,000,000  First Dominion Funding I, 2.04% due 7/10/2013 (a)(b)               7,962,300
                                               Household Automotive Trust:
                  AAA      Aaa     10,809,303     Series 2002-1, Class A2, 2.75% due 5/17/2005                   10,863,105
                  AAA      Aaa      7,700,000     Series 2002-3, Class A3A, 2.75% due 6/18/2007                   7,842,760
                  AAA      Aaa      9,366,775  Household Home Equity Loan Trust, Series 2002-2, Class A,
                                               1.584% due 4/20/2032 (a)                                           9,366,034
                  AAA      Aaa     13,200,000  Ikon Receivables LLC, Series 2002-1, Class A2, 2.91%
                                               due 2/15/2005                                                     13,224,079
                  A+       A2       5,325,793  MBNA Master Credit Card Trust, Series 1999-F, Class B,
                                               1.73% due 1/16/2007 (a)                                            5,350,824
                  AAA      Aaa     11,027,356  Option One Mortgage Loan Trust, Series 2002-4, Class A,
                                               1.565% due 7/25/2032 (a)                                          11,004,416
                  AAA      Aaa     12,900,000  Residential Asset Securities Corporation, Series 2002-KS8,
                                               Class A2, 3.04% due 6/25/2023                                     13,060,774
                  A        A2      10,700,000  Superior Wholesale Inventory Financing Trust, Series 2001,
                                               Class A7, 1.71% due 6/15/2006 (a)                                 10,674,962

                                               Total Asset-Backed Securities (Cost--$139,870,737)               139,653,092


Government & Agency Obligations--23.0%

                                               Fannie Mae:
                  AAA      Aaa      3,700,000     7% due 7/15/2005                                                4,132,656
                  AAA      Aaa     26,010,000     5.25% due 6/15/2006                                            28,366,974
                  AAA      Aaa      7,270,000     7.125% due 3/15/2007                                            8,493,214
                  AAA      Aaa     15,700,000     6.375% due 6/15/2009                                           18,222,959
                  AAA      Aaa     10,950,000     6% due 5/15/2011                                               12,458,778
                  AAA      Aaa     18,100,000     7.125% due 1/15/2030                                           22,540,400
                                               Federal Home Loan Bank:
                  AAA      Aaa     32,755,000     5.25% due 8/15/2006                                            35,699,249
                  AAA      Aaa     24,430,000     4.875% due 11/15/2006                                          26,370,718
                                               Freddie Mac:
                  AAA      Aaa     18,170,000     7% due 7/15/2005                                               20,287,804
                  AAA      Aaa     20,520,000     6.625% due 9/15/2009                                           24,153,415
                                               U.S. Treasury Bonds & Notes:
                  AAA      Aaa        900,000     1.875% due 9/30/2004                                              907,348
                  AAA      Aaa      2,750,000     1.625% due 1/31/2005                                            2,758,594
                  AAA      Aaa        210,000     5.875% due 11/15/2005                                             231,828
                  AAA      Aaa     68,968,000     7% due 7/15/2006                                               79,526,035
                  AAA      Aaa      1,280,000     3% due 11/15/2007                                               1,297,600
                  AAA      Aaa      1,590,000     3% due 2/15/2008                                                1,608,633
                  AAA      Aaa      9,460,000     4.75% due 11/15/2008                                           10,309,924
                  AAA      Aaa      5,700,000     6.50% due 2/15/2010                                             6,801,035
                  AAA      Aaa      8,160,000     5% due 2/15/2011                                                8,966,436
                  AAA      Aaa      3,047,000     4% due 11/15/2012                                               3,091,038
                  AAA      Aaa     35,730,000     3.875% due 2/15/2013                                           35,879,351



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Government & Agency Obligations (concluded)                                                             Core Bond Portfolio

                                               U.S. Treasury Bonds & Notes (concluded):
                  AAA      Aaa    $ 9,290,000     7.50% due 11/15/2016                                       $   12,201,467
                  AAA      Aaa      5,670,000     8.125% due 8/15/2019                                            7,912,973
                  AAA      Aaa      1,145,000     8% due 11/15/2021                                               1,595,620
                  AAA      Aaa     19,750,000     7.25% due 8/15/2022                                            25,721,294
                  AAA      Aaa      4,090,000     6.25% due 8/15/2023                                             4,807,349
                  AAA      Aaa      4,090,000     6.625% due 2/15/2027                                            5,049,710
                  AAA      Aaa      1,180,000     6.25% due 5/15/2030                                             1,408,164
                  AAA      Aaa      2,815,000     5.375% due 2/15/2031                                            3,045,039

                                               Total Government & Agency Obligations
                                               (Cost--$400,923,079)                                             413,845,605


Government Agency Mortgage-Backed Securities++--33.4%

Collateralized    AAA      Aaa        362,480  Freddie Mac, Series 2113, Class MA, 5.57% due 7/15/2022              362,255
Mortgage
Obligations--0.0%

Pass-Through                                   Fannie Mae:
Securities--33.4% AAA      Aaa      1,884,941     6% due 2/01/2017                                                1,973,125
                  AAA      Aaa     21,700,000     5% due 4/15/2018                                               22,283,188
                  AAA      Aaa      6,300,000     6.50% due 4/15/2018                                             6,666,188
                  AAA      Aaa      1,627,195     7% due 11/18/2027                                               1,645,286
                  AAA      Aaa      4,100,405     8% due 9/01/2030                                                4,442,148
                  AAA      Aaa     43,286,530     6.50% due 6/01/2031                                            45,187,116
                  AAA      Aaa      3,620,788     7% due 6/01/2031                                                3,818,264
                  AAA      Aaa      5,684,035     6.50% due 7/01/2031                                             5,933,604
                  AAA      Aaa      2,784,479     7% due 9/01/2031                                                2,936,343
                  AAA      Aaa        136,624     7% due 11/01/2031                                                 144,076
                  AAA      Aaa      3,401,843     6.50% due 12/01/2031                                            3,551,208
                  AAA      Aaa      2,222,143     7% due 3/01/2032                                                2,343,350
                  AAA      Aaa      2,561,069     7% due 4/01/2032                                                2,700,749
                  AAA      Aaa        999,999     8% due 6/01/2032                                                1,079,547
                  AAA      Aaa     17,059,342     7% due 7/01/2032                                               17,989,752
                  AAA      Aaa        999,999     8% due 7/01/2032                                                1,079,546
                  AAA      Aaa     24,942,273     7% due 8/01/2032                                               26,302,749
                  AAA      Aaa     12,499,994     8% due 4/15/2033                                               13,484,369
                  AAA      Aaa      1,700,000     6.50% due 4/15/2033                                             1,772,779
                  AAA      Aaa     52,600,000     7.50% due 4/15/2033                                            56,002,589
                  AAA      Aaa     42,550,000     6% due 5/15/2033                                               44,105,713
                                               Freddie Mac:
                  AAA      Aaa      2,992,240     6% due 5/01/2016                                                3,127,417
                  AAA      Aaa        386,957     6.50% due 5/01/2016                                               408,624
                  AAA      Aaa      5,999,999     6.50% due 6/01/2016                                             6,334,171
                  AAA      Aaa      9,301,118     6% due 4/01/2017                                                9,717,284
                  AAA      Aaa      5,829,267     6% due 8/01/2017                                                6,090,089
                  AAA      Aaa      1,295,201     5.50% due 2/01/2018                                             1,344,767
                  AAA      Aaa     31,410,000     5% due 4/15/2018                                               32,313,038
                  AAA      Aaa     11,000,000     5.50% due 4/15/2018                                            11,402,182
                  AAA      Aaa     17,300,000     4.50% due 5/01/2018                                            17,478,397
                  AAA      Aaa      1,800,269     7.50% due 1/01/2030                                             1,921,577
                  AAA      Aaa      4,899,300     6.50% due 2/01/2031                                             5,112,985
                  AAA      Aaa      7,000,697     6.50% due 5/01/2031                                             7,303,450
                  AAA      Aaa      7,771,032     7% due 9/01/2031                                                8,188,709
                  AAA      Aaa         14,932     6.50% due 10/01/2031                                               15,577
                  AAA      Aaa      2,529,261     7% due 10/01/2031                                               2,664,059



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Government Agency Mortgage-Backed Securities (concluded)                                                Core Bond Portfolio

Pass-Through                                   Freddie Mac (concluded):
Securities        AAA      Aaa    $ 6,443,671     7% due 4/01/2032                                           $    6,790,005
(concluded)       AAA      Aaa      6,342,996     7% due 4/01/2032                                                6,681,045
                  AAA      Aaa      6,300,000     6.50% due 7/01/2032                                             6,572,450
                  AAA      Aaa        885,068     6.50% due 7/01/2032                                               923,357
                  AAA      Aaa      1,517,409     7% due 9/01/2032                                                1,598,279
                  AAA      Aaa      6,311,649     6.50% due 10/01/2032                                            6,584,699
                  AAA      Aaa      8,410,000     5.50% due 4/15/2033                                             8,601,849
                  AAA      Aaa     77,500,000     6% due 4/15/2033                                               80,260,938
                  AAA      Aaa     24,700,000     6.50% due 4/15/2033                                            25,742,044
                  AAA      Aaa     17,300,000     5% due 5/15/2033                                               17,224,313
                  AAA      Aaa     38,600,000     5.50% due 5/15/2033                                            39,311,707
                                               Government National Mortgage Association:
                  AAA      Aaa      1,954,666     6.50% due 10/15/2031                                            2,057,350
                  AAA      Aaa     18,774,381     6.50% due 5/15/2031                                            19,760,771
                                                                                                             --------------
                                                                                                                600,972,822

                                               Total Government Agency Mortgage-Backed Securities
                                               (Cost--$595,114,750)                                             601,335,077


Non-Government Agency Mortgage-Backed Securities++--5.4%

Collateralized    AAA      Aaa        703,544  ABN AMRO Mortgage Corporation, Series 2001-8, Class 2A1,
Mortgage                                       6.50% due 1/25/2032                                                  705,401
Obligations--3.6% NR*      Aaa         57,940  Blackrock Capital Finance LP, Series 1997-R2, Class AP,
                                               8.517% due 12/25/2035 (b)                                             67,633
                  AAA      NR*        180,963  CMC Securities Corporation IV, Series 1994-G, Class A4,
                                               7% due 9/25/2024                                                     182,085
                  AAA      NR*        390,220  CS First Boston Mortgage Securities Corporation,
                                               Series 1995-WF1, Class D, 7.532% due 12/21/2027                      421,711
                  NR*      Aaa      5,641,523  Chase Mortgage Finance Corporation, Series 1999-S4,
                                               Class A1, 6.50% due 4/25/2029                                      5,751,330
                  AAA      Aaa         83,275  Collateralized Mortgage Obligation Trust, Series 57, Class D,
                                               9.90% due 2/01/2019                                                   84,141
                  NR*      Aaa      3,896,079  CountryWide Home Loan, Series 2001-24, Class 1A6,
                                               6% due 1/25/2032                                                   3,955,806
                  NR*      Aaa      2,108,240  First Union NB-Bank of America Commercial Mortgage Trust,
                                               Series 2001-C1, Class A1, 5.711% due 3/15/2033                     2,261,638
                  AAA      Aaa        101,292  GE Capital Mortgage Services, Inc., Series 1994-24, Class A4,
                                               7% due 7/25/2024                                                     101,982
                  AAA      NR*      1,925,459  GS Mortgage Securities Corporation II, Series 1998-C1,
                                               Class A1, 6.06% due 10/18/2030                                     2,043,952
                  AAA      NR*      2,214,624  General Motors Acceptance Corporation, Mortgage Corporation
                                               Loan Trust, 6.25% due 12/25/2031                                   2,241,687
                                               Housing Securities Inc.:
                  NR*      NR*        153,597     Series 1994-1 AB2, 6.50% due 3/25/2009                            106,942
                  NR*      NR*         88,804     Series 1994-2 B1, 6.50% due 7/25/2009                              70,655
                  NR*      Aaa        250,118  Ocwen Residential MBS Corporation, Series 1998-R2,
                                               Class AP, 7.147% due 11/25/2034 (a)(b)                               255,589
                  AAA      Aaa      7,864,441  Structured Asset Securities Corporation, Series 2002-9,
                                               Class A2, 1.605% due 10/25/2027 (a)                                7,564,237
                                               Washington Mutual Inc.:
                  BB       NR*        600,000     Series 2000-1, Class B1, 5.305% due 1/25/2040 (a)(b)              597,469
                  AAA      Aaa      7,000,000     Series 2002-AR4, Class A7, 5.562% due 4/26/2032                 7,081,964
                  AAA      NR*      5,026,678     Series 2002-S3, Class 1A1, 6.50% due 6/25/2032                  5,132,643
                  AAA      Aaa     15,530,310     Series 2003-AR1, Class A2, 2.92% due 3/25/2033                 15,530,310



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Non-Government Agency Mortgage-Backed Securities (concluded)                                            Core Bond Portfolio

Collateralized                                 Wells Fargo Mortgage-Backed Securities Trust:
Mortgage          AAA      NR*    $ 7,873,166     Series 2002-3, Class A1, 5.50% due 3/25/2032               $    7,947,095
Obligations       AAA      Aaa      1,314,048     Series 2002-A, Class A2, 5.90% due 3/25/2032                    1,312,915
(concluded)                                                                                                  --------------
                                                                                                                 63,417,185

Commercial        AAA      Aaa     11,900,000  Greenwich Capital Commercial Funding Corporation,
Mortgage-Backed                                Series 2002-C1, Class A4, 4.948% due 1/11/2035                    12,203,549
Securities--1.8%  AAA      Aaa      9,800,000  LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A3,
                                               6.226% due 3/15/2026                                              10,939,178
                  AAA      NR*      7,900,000  Nationslink Funding Corporation, Series 1999-2, Class A3,
                                               7.181% due 6/20/2031                                               8,867,022
                  AAA      NR*        818,047  Nomura Asset Securities Corporation, Series 1995-MD3,
                                               Class A1B, 8.15% due 3/04/2020                                       896,504
                                                                                                             --------------
                                                                                                                 32,906,253

                                               Total Non-Government Agency Mortgage-Backed Securities
                                               (Cost--$94,176,456)                                               96,323,438


Industries

Corporate Bonds & Notes--33.1%

Automotive &      BBB      Baa1     1,730,000  Ford Motor Company, 7.45% due 7/16/2031                            1,324,120
Equipment--0.1%

Building          BBB+     Baa1     2,020,000  Hanson Australia Funding, 5.25% due 3/15/2013                      1,978,152
Products--0.1%

Canadian          BB+      Ba1        525,000  Abitibi Consolidated Inc., 8.55% due 8/01/2010 (3)                   576,525
Corporates**--    BBB+     Baa2     1,900,000  Potash Corporation of Saskatchewan, 4.875% due 3/01/2013 (3)       1,885,940
0.1%                                                                                                         --------------
                                                                                                                  2,462,465

Canadian                                       Province of Ontario (2):
Sovereigns**--    AA       Aa2      2,340,000     3.50% due 9/17/2007                                             2,399,151
0.5%              AA       Aa2      3,260,000     3.282% due 3/28/2008                                            3,266,096
                  A+       A1       2,890,000  Province of Quebec, 5% due 7/17/2009 (2)                           3,117,255
                  A+       Aa3        825,000  Province of Saskatchewan, 8% due 7/15/2004 (2)                       892,138
                                                                                                             --------------
                                                                                                                  9,674,640

Chemicals--0.1%   BBB-     Ba1      1,015,000  Methanex Corporation, 8.75% due 8/15/2012                          1,098,738

Commercial        BBB      Baa3     1,890,000  Waste Management Inc., 6.375% due 11/15/2012                       2,016,477
Services &
Supplies--0.1%

Containers--0.2%  BBB      Baa3     2,650,000  Sealed Air Corporation, 6.95% due 5/15/2009 (b)                    2,796,312

Diversified--0.1% A-       Baa3     1,880,000  Brascan Corporation, 5.75% due 3/01/2010                           1,905,322

Finance--0.6%                                  Household Finance Corporation:
                  A        A2       2,375,000     4.625% due 1/15/2008                                            2,461,198
                  A        A2       1,905,000     5.875% due 2/01/2009                                            2,058,751
                  A        A2       4,565,000     6.75% due 5/15/2011                                             5,071,035
                                               Texaco Capital Inc.:
                  AA       Aa3        885,000     8.625% due 6/30/2010                                            1,120,614
                  AA       Aa3         55,000     8.625% due 11/15/2031                                              76,343
                                                                                                             --------------
                                                                                                                 10,787,941

Finance--         A-       A2       1,085,000  BB&T Corporation, 4.75% due 10/01/2012                             1,101,980
Banks--4.2%       A-       A1       2,050,000  Banc One Corp., 8% due 4/29/2027                                   2,577,765
                  A+       Aa2      1,675,000  Bank of America Corporation, 4.875% due 1/15/2013                  1,704,802



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                                     Core Bond Portfolio

Finance--         A+       Aa3    $   205,000  The Bank of New York, 5.20% due 7/01/2007                     $      221,859
Banks             A+       Aa2      3,230,000  BankAmerica Corp., 5.875% due 2/15/2009                            3,615,865
(concluded)                                    Citigroup Inc.:
                  AA-      Aa1      2,450,000     5.70% due 2/06/2004                                             2,540,160
                  AA-      Aa1      2,620,000     5.75% due 5/10/2006                                             2,863,647
                  A+       Aa2      5,530,000     7.25% due 10/01/2010                                            6,551,795
                  AA-      Aa1      1,564,000     6.50% due 1/18/2011                                             1,786,019
                  A+       Aa2      3,081,000     6.625% due 6/15/2032                                            3,380,760
                  BB+      Baa3     1,045,000  Firstbank Puerto Rico, 7.625% due 12/20/2005                       1,095,422
                                               FleetBoston Financial Corporation:
                  A        A1       7,030,000     3.85% due 2/15/2008                                             7,125,151
                  A-       A2       2,885,000     6.375% due 5/15/2008                                            3,237,662
                  BB+      NR*      1,115,000  Hudson United Bancorp Inc., 8.20% due 9/15/2006                    1,262,906
                  AAA      Aaa      5,675,000  KFW International Finance, 2.50% due 10/17/2005                    5,750,466
                  A+       Aa3      1,440,000  Marshall & Ilsley Bank, 4.125% due 9/04/2007                       1,487,252
                  BBB+     A3       4,805,000  PNC Funding Corp., 6.125% due 2/15/2009                            5,302,462
                  A+       Aa3      1,990,000  Suntrust Bank, 5.45% due 12/01/2017                                1,975,075
                  A-       A3       2,080,000  Synovus Financial, 4.875% due 2/15/2013 (b)                        2,103,265
                  A        Aa3      4,980,000  US Bancorp, 1.409% due 9/16/2005 (a)                               4,980,777
                  A        Aa3      2,480,000  Wachovia Corporation, 4.95% due 11/01/2006                         2,665,239
                  BBB+     A3       1,290,000  Washington Mutual Bank, 6.875% due 6/15/2011                       1,466,369
                                               Washington Mutual Inc.:
                  BBB+     A3       2,475,000     7.50% due 8/15/2006                                             2,842,384
                  BBB+     A3       3,065,000     4.375% due 1/15/2008                                            3,161,949
                  A+       Aa2      3,110,000  Wells Fargo & Co., 5.125% due 2/15/2007                            3,356,775
                  A+       Aa2        495,000  Wells Fargo Bank, 6.45% due 2/01/2011                                566,454
                                                                                                             --------------
                                                                                                                 74,724,260

Finance--         A+       A2       2,675,000  American Honda Finance, 1.548% due 10/03/2005 (a)(b)               2,674,274
Other--5.4%       A        A3       3,740,000  CountryWide Home Loan, 5.625% due 7/15/2009                        3,984,551
                  BBB+     Baa3     2,560,000  Deutsche Telekom Interational Finance, 8.50% due 6/15/2010         3,004,060
                                               Ford Motor Credit Company:
                  BBB      A3       3,000,000     1.537% due 4/28/2005 (a)                                        2,735,925
                  BBB      A3       3,055,000     6.50% due 1/25/2007                                             2,944,675
                  BBB      A3       2,790,000     7.25% due 10/25/2011                                            2,560,506
                  AAA      Aaa     11,475,000  General Electric Capital Corp., 5.45% due 1/15/2013               12,015,438
                                               General Motors Acceptance Corp.:
                  BBB      A2      26,700,000     3.339% due 3/04/2005 (a)                                       26,632,556
                  BBB      A2       2,680,000     6.875% due 8/28/2012                                            2,644,327
                  BBB      A2       1,481,000     8% due 11/01/2031                                               1,441,998
                  A+       A1         800,000  Golden West Financial Corporation, 4.75% due 10/01/2012              817,467
                  A+       Aa3      7,445,000  Goldman Sachs Group, Inc., 6.875% due 1/15/2011                    8,488,506
                  AA-      A1       2,515,000  International Lease Finance Corporation, 4.375% due
                                               12/15/2005                                                         2,574,419
                  A        A3       1,635,000  John Hancock Financial Services, 5.625% due 12/01/2008             1,756,950
                                               Lehman Brothers Holdings, Inc.:
                  A        A2       2,900,000     6.625% due 4/01/2004                                            3,049,518
                  A        A2         275,000     4% due 1/22/2008                                                  280,734
                  A        A2         500,000     7% due 2/01/2008                                                  573,968
                  BBB      Baa2     1,785,000  MBNA America Bank NA, 7.125% due 11/15/2012                        1,933,523
                                               MBNA Corporation:
                  BBB      Baa2     3,240,000     6.25% due 1/17/2007                                             3,429,670
                  BBB      Baa2       870,000     5.625% due 11/30/2007                                             901,778
                  A        A2       2,895,000  Mellon Funding Corporation, 5% due 12/01/2014                      2,980,782
                  AA       Aa3      2,265,000  Principal Life Global, 6.25% due 2/15/2012 (b)                     2,462,596
                  A-       A2       1,565,000  Regions Financial Corporation, 6.375% due 5/15/2012                1,761,789
                  A+       A2       5,133,000  Verizon Global Funding Corporation, 7.375% due 9/01/2012           6,063,110
                                                                                                             --------------
                                                                                                                 97,713,120



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                                     Core Bond Portfolio

Food              A+       A1     $ 2,525,000  Archer-Daniels-Midland, 5.935% due 10/01/2032                 $    2,547,874
Distribution--
0.1%

Hotels--0.0%      BBB-     Ba1        350,000  Hilton Hotels Corporation, 7.625% due 12/01/2012                     350,875

Industrial--      BBB-     Ba1      4,350,000  American Greetings, 6.10% due 8/01/2028                            4,176,000
Consumer          A        A2       3,800,000  Brown-Forman Corporation, 3% due 3/15/2008 (b)                     3,741,450
Goods--0.9%       BBB+     Baa2     2,230,000  Coors Brewing Company, 6.375% due 5/15/2012                        2,497,223
                  AA       Aa3         59,000  Eli Lilly & Company, 7.125% due 6/01/2025                             70,420
                  BBB+     Baa1     1,595,000  Newell Rubbermaid Inc., 4.625% due 12/15/2009                      1,635,507
                  BBB+     NR*        390,000  SC Johnson & Son Inc., 5% due 12/15/2012 (b)                         393,857
                  BBB      Baa3     2,980,000  Tyson Foods, Inc., 6.625% due 10/01/2004                           3,117,014
                                                                                                             --------------
                                                                                                                 15,631,471

Industrial--                                   Anadarko Finance Company:
Energy--1.8%      BBB+     Baa1        90,000     6.75% due 5/01/2011                                               102,369
                  BBB+     Baa1       760,000     7.50% due 5/01/2031                                               911,451
                  BBB+     Baa1     1,037,000  Anadarko Petroleum Corporation, 5.375% due 3/01/2007               1,118,833
                  A        A2       2,180,000  Colonial Pipeline, 7.63% due 4/15/2032 (b)                         2,651,667
                                               Duke Energy Corporation:
                  A        A2       2,230,000     3.75% due 3/05/2008 (b)                                         2,227,139
                  A        A2       1,420,000     4.50% due 4/01/2010                                             1,435,096
                  A-       A3       2,890,000     6.25% due 1/15/2012                                             3,061,178
                  BBB      Baa2     3,745,000  Enterprise Products Operations, 6.875% due 3/01/2033 (b)           3,699,873
                  BBB-     Baa2     6,240,000  FirstEnergy Corp., 6.45% due 11/15/2011                            6,596,853
                                               Kinder Morgan Energy:
                  BBB+     Baa1     1,740,000     5.35% due 8/15/2007                                             1,835,312
                  BBB+     Baa1     1,675,000     6.75% due 3/15/2011                                             1,856,203
                  A-       A3       1,005,000  MidAmerican Energy Company, 5.125% due 1/15/2013                   1,036,525
                  BBB-     Baa3     2,150,000  MidAmerican Energy Holdings, 5.875% due 10/01/2012                 2,229,862
                  NR*      A1       3,240,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)                    3,294,620
                  B+       B3         750,000  Northwest Pipeline Corporation, 8.125% due 3/01/2010 (b)             783,750
                                                                                                             --------------
                                                                                                                 32,840,731

Industrial--      A        A2       2,475,000  Alcoa Inc., 1.611% due 12/06/2004 (a)                              2,480,071
Manufacturing--   A+       A3       1,100,000  Boeing Capital Corporation, 7.10% due 9/27/2005                    1,198,337
3.5%              A-       A3       2,550,000  Cooper Industries Inc., 5.50% due 11/01/2009                       2,687,063
                                               Daimler-Chrysler NA Holdings:
                  BBB-     A3      10,598,000     7.125% due 4/10/2003                                           10,609,615
                  BBB+     A3      10,985,000     6.90% due 9/01/2004                                            11,641,002
                  BBB+     A3       2,860,000     6.40% due 5/15/2006                                             3,084,845
                  BBB-     Baa3       525,000  Domtar Inc., 7.875% due 10/15/2011                                   619,591
                  A        A2         700,000  Emerson Electric Company, 6% due 8/15/2032                           725,632
                  A+       A1       2,765,000  First Data Corporation, 6.75% due 7/15/2005                        3,018,293
                  AAA      Aaa     12,745,000  General Electric Company, 5% due 2/01/2013                        13,033,776
                  A-       A3       1,585,000  Hewlett-Packard Company, 3.625% due 3/15/2008                      1,566,223
                  BBB      Baa2     1,425,000  Martin Marietta Corp., 7.375% due 4/15/2013                        1,699,385
                                               Raytheon Company:
                  BBB-     Baa3     2,400,000     6.15% due 11/01/2008                                            2,628,780
                  BBB-     Baa3     4,475,000     8.30% due 3/01/2010                                             5,248,056
                  BBB-     Baa3     2,190,000     6.75% due 3/15/2018                                             2,364,451
                                                                                                             --------------
                                                                                                                 62,605,120



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                                     Core Bond Portfolio

Industrial--                                   AOL Time Warner Inc.:
Services--        BBB+     Baa1   $ 5,224,000     6.875% due 5/01/2012                                       $    5,565,242
3.8%              BBB+     Baa1       725,000     7.70% due 5/01/2032                                               776,459
                                               Aramark Services Inc.:
                  BBB-     Baa3     2,740,000     6.75% due 8/01/2004                                             2,844,183
                  BBB-     Baa3     2,355,000     6.375% due 2/15/2008                                            2,478,647
                                               Cendant Corporation:
                  BBB      Baa1     2,365,000     6.875% due 8/15/2006                                            2,535,135
                  BBB      Baa1     2,315,000     6.25% due 1/15/2008                                             2,387,802
                  BB+      Ba2      5,210,000  Circus Circus Enterprises, Inc., 6.70% due 11/15/2096              5,230,830
                                               Clear Channel Communications:
                  BBB-     Baa3     1,945,000     7.875% due 6/15/2005                                            2,142,740
                  BBB-     Baa3       414,000     7.65% due 9/15/2010                                               478,102
                                               Comcast Corporation:
                  BBB      Baa3     2,900,000     5.85% due 1/15/2010                                             3,004,319
                  BBB      Baa3     2,110,000     7.05% due 3/15/2033                                             2,158,403
                  BBB      Baa2       280,000  Cox Communications Inc., 7.125% due 10/01/2012                       318,411
                  BBB-     Ba1      3,190,000  HCA Inc., 6.30% due 10/01/2012                                     3,277,068
                  BBB      Ba1      4,155,000  Lenfest Communications, Inc., 10.50% due 6/15/2006                 4,822,862
                  BBB-     Baa3     3,075,000  Liberty Media Corporation, 7.875% due 7/15/2009                    3,538,996
                  BBB-     Baa3     3,948,000  News America Holdings, 9.25% due 2/01/2013                         5,012,965
                                               News America Inc.:
                  BBB-     Baa3     1,070,000     6.55% due 3/15/2033                                             1,030,587
                  BBB-     Baa3     1,440,000     6.75% due 1/09/2038                                             1,584,583
                  BBB+     Baa1     2,395,000  PHH Corporation, 6% due 3/01/2008                                  2,400,791
                  BBB      Baa3       655,000  SuperValu Inc., 7.50% due 5/15/2012                                  669,208
                  BBB      Baa3     2,990,000  Tele-Communications Inc., 9.80% due 2/01/2012                      3,731,433
                  BBB-     Baa3     6,045,000  Tenet Healthcare Corporation, 7.375% due 2/01/2013                 6,075,225
                  BBB-     Baa3     2,035,000  USA Interactive, 7% due 1/15/2013                                  2,167,999
                  BB+      Baa3     2,890,000  Univision Communication Inc., 7.85% due 7/15/2011                  3,301,498
                                                                                                             --------------
                                                                                                                 67,533,488

Industrial--      AAA      Aaa      1,580,000  Continental Airlines, 6.563% due 2/15/2012                         1,649,674
Transportation--  BBB      Baa1     4,875,000  Norfolk Southern Corporation, 7.25% due 2/15/2031                  5,564,588
0.6%                                           Southwest Airlines Co.:
                  A        Baa1       510,000     8% due 3/01/2005                                                  554,861
                  A        Baa1     2,080,000     7.875% due 9/01/2007                                            2,363,254
                                                                                                             --------------
                                                                                                                 10,132,377

Insurance--0.3%   AA-      A2         985,000  Marsh & McLennan Companies Inc., 3.625% due 2/15/2008                998,696
                  NR*      NR*        240,000  Massmutual Global Funding, 7% due 7/07/2006                          267,189
                  A+       A2       1,265,000  Progressive Corporation, 6.25% due 12/01/2032                      1,330,185
                  A-       A2       2,100,000  Travelers Property Casualty, 6.375% due 3/15/2033 (b)              2,076,348
                                                                                                             --------------
                                                                                                                  4,672,418

Metal--           BBB+     Baa2       830,000  Placer Dome Inc., 6.375% due 3/01/2033 (b)                           817,624
Other--0.1%

Oil Refineries--  BBB      Baa3     5,375,000  Ultramar Diamond Shamrock, 6.75% due 10/15/2037                    5,687,228
0.3%

Paper--0.4%       BBB      Baa2     5,620,000  Champion International Corp., 6.65% due 12/15/2037                 6,211,780
                  BBB-     Baa3     1,840,000  Rock-Tenn Company, 5.625% due 3/15/2013                            1,829,506
                                                                                                             --------------
                                                                                                                  8,041,286



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                                     Core Bond Portfolio

Real Estate       BBB      Baa3   $ 1,410,000  Developers Divers Realty, 6.625% due 1/15/2008                $    1,479,560
Investment        BBB+     Baa1     4,180,000  Duke Realty Corporation, 5.25% due 1/15/2010                       4,320,833
Trust--1.7%       BBB+     Baa1     4,970,000  EOP Operating LP, 7.375% due 11/15/2003                            5,146,524
                  BBB+     Baa2       675,000  Health Care Properties Inc., 7.48% due 4/05/2004                     702,469
                                               Health Care Properties Investors Inc.:
                  BBB+     Baa2     1,585,000     6.50% due 2/15/2006                                             1,677,402
                  BBB+     Baa2     2,855,000     6.45% due 6/25/2012                                             2,929,493
                  BBB-     Baa3     1,575,000  Highwoods Realty LP, 8% due 12/01/2003                             1,634,801
                  BBB-     Baa3     1,913,000  Nationwide Health Properties, 6.59% due 7/07/2038                  1,981,170
                  BBB+     Baa1     7,465,000  Prologis Trust, 7% due 10/01/2003                                  7,639,465
                  BBB      Baa2     3,345,000  Shurgard Storage Centers, 5.875% due 3/15/2013                     3,369,004
                                                                                                             --------------
                                                                                                                 30,880,721

Retail--          BBB+     Baa1       695,000  Limited Brands Inc., 6.125% due 12/01/2012                           723,459
Stores--0.0%

Special           A+       A2         185,000  Diageo Capital PLC, 3.50% due 11/19/2007                             187,032
Services--0.0%

Supranational--   A        A2       2,270,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012                2,340,940
0.3%              AAA      Aaa      2,140,000  European Investment Bank, 7.125% due 9/18/2006                     2,467,891
                                                                                                             --------------
                                                                                                                  4,808,831

Utilities--       BBB      Baa3       486,000  AT&T Broadband Corporation, 8.375% due 3/15/2013                     575,816
Communications--  BBB      Baa2     1,628,000  AT&T Wireless Services Inc., 8.75% due 3/01/2031                   1,866,929
1.7%              A        A2         752,000  Alltel Corporation, 7% due 7/01/2012                                 873,443
                  BBB+     Baa2     1,285,000  CenturyTel Inc., 7.875% due 8/15/2012                              1,551,017
                  A+       A3       3,900,000  GTE Corporation, 6.84% due 4/15/2018                               4,293,623
                  BBB      Baa2     2,820,000  Harris Corporation, 6.35% due 2/01/2028                            3,018,576
                  BBB      Baa3     2,475,000  Koninklijke (KPN) NV, 8% due 10/01/2010                            2,916,916
                                               Sprint Capital Corporation:
                  BBB-     Baa3     6,335,000     8.375% due 3/15/2012                                            6,746,775
                  BBB-     Baa3     2,890,000     6.90% due 5/01/2019                                             2,644,350
                  BBB-     Baa3       360,000     8.75% due 3/15/2032                                               370,800
                  B-       Ba3      2,721,000  US West Communications, 7.20% due 11/01/2004                       2,707,395
                  A+       A2       2,245,000  Verizon New York Inc., 6.875% due 4/01/2012                        2,569,158
                  A        A2         150,000  Vodafone Group PLC, 7.75% due 2/15/2010                              179,461
                                                                                                             --------------
                                                                                                                 30,314,259

Utilities--       NR*      Baa2     3,240,000  AEP Texas Central Company, 6.65% due 2/15/2033 (b)                 3,360,767
Electric &        BBB+     A3       1,485,000  Alabama Power Capital Trust, 5.50% due 10/01/2042 (a)              1,528,974
Gas--2.9%         BBB      Baa3     2,650,000  American Electric Power, 6.125% due 5/15/2006                      2,817,809
                  BBB      Baa1     5,495,000  Cincinnati Gas & Electric Company, 5.70% due 9/15/2012             5,807,479
                  BBB      A3       2,700,000  Columbus Southern Power, 6.60% due 3/01/2033 (b)                   2,827,097
                                               Commonwealth Edison Company:
                  A-       A3         250,000     6.15% due 3/15/2012                                               279,140
                  BBB+     Baa1     2,180,000     6.95% due 7/15/2018                                             2,528,429
                  A-       A3       1,770,000     5.875% due 2/01/2033                                            1,804,522
                  A+       A1       3,730,000  Consolidated Edison Company of New York, 4.875% due
                                               2/01/2013                                                          3,819,035



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (concluded)                                                                     Core Bond Portfolio

Utilities--                                    Dominion Resources Inc.:
Electric & Gas    BBB+     Baa1   $ 2,185,000     7.625% due 7/15/2005                                       $    2,425,824
(concluded)       BBB+     Baa1     2,810,000     8.125% due 6/15/2010                                            3,349,610
                  BBB+     Baa1     1,180,000     6.75% due 12/15/2032                                            1,236,387
                  BBB+     Baa1     2,945,000     6.30% due 3/15/2033                                             2,910,470
                  BBB+     Baa2     1,840,000  Entergy Mississippi Inc., 5.15% due 2/01/2013                      1,858,694
                  BBB+     Baa2     1,040,000  Exelon Corporation, 6.75% due 5/01/2011                            1,169,017
                                               Florida Power & Light:
                  A        Aa3        895,000     4.85% due 2/01/2013                                               925,811
                  A        Aa3      1,387,000     5.85% due 2/01/2033                                             1,439,250
                  A        A2       2,260,000  Georgia Power Company, 5.125% due 11/15/2012                       2,347,706
                  A        A1       2,180,000  Mississippi Power, 6.05% due 5/01/2003                             2,188,182
                  BBB      A3       2,295,000  Ohio Power Company, 6.60% due 2/15/2033 (b)                        2,403,212
                  BBB      Baa1     2,605,000  PSE&G Power, 6.95% due 6/01/2012                                   2,883,016
                  BBB+     Baa1     2,520,000  Southern Power Company, 6.25% due 7/15/2012                        2,759,279
                                                                                                             --------------
                                                                                                                 52,669,710

Utilities--       BBB+     A3         230,000  Consolidated Natural Gas, 5.375% due 11/01/2006                      248,798
Gas--0.0%

Yankee            A-       A2       1,285,000  BSCH Issuances Ltd., 7.625% due 9/14/2010 (1)                      1,497,461
Corporates**--    A-       Baa1     3,270,000  British Telecom PLC, 8.375% due 12/15/2010 (4)                     3,971,758
1.6%              A-       A2       2,850,000  Codelco Inc., 6.375% due 11/30/2012 (3)(b)                         3,008,443
                                               France Telecom (4):
                  BBB-     Baa3     5,395,000     9.25% due 3/01/2011                                             6,484,952
                  BBB-     Baa3     1,830,000     10% due 3/01/2031                                               2,383,321
                  NR*      Baa1     3,930,000  Morgan Stanley (TRACERS), 6.759% due
                                               6/15/2012 (1)(a)(b)(c)                                             4,344,733
                  A        A2       1,415,000  Norsk Hydro A/S, 6.36% due 1/15/2009 (3)                           1,589,598
                                               Pemex Project Funding Master Trust (1):
                  BBB-     Baa1     2,780,000     9.125% due 10/13/2010                                           3,231,750
                  BBB-     Baa1     2,590,000     7.375% due 12/15/2014                                           2,657,988
                                                                                                             --------------
                                                                                                                 29,170,004

Yankee                                         Bundesrepublic Deutschland (2):
Sovereigns**--    AAA      Aaa      3,330,000     6% due 7/04/2007                                                4,041,928
1.6%              AAA      Aaa      3,880,000     5.50% due 1/04/2031                                             4,661,570
                  A-       A3       2,610,000  Korea Development Bank, 4.25% due 11/13/2007 (1)                   2,580,698
                  A-       Baa1     1,925,000  Republic of Chile, 5.50% due 1/15/2013 (2)                         1,937,320
                  AAA      Aaa      2,540,000  Republic of Finland, 5.875% due 2/27/2006 (2)                      2,804,565
                  AA       Aa2      4,790,000  Republic of Italy, 4.375% due 10/25/2006 (2)                       5,067,116
                                               United Mexican States (2):
                  BBB-     Baa2     4,645,000     9.875% due 2/01/2010                                            5,759,800
                  BBB-     Baa2     2,305,000     6.375% due 1/16/2013                                            2,305,000
                                                                                                             --------------
                                                                                                                 29,157,997

                                               Total Investments in Corporate Bonds & Notes
                                               (Cost--$573,737,344)                                             595,502,850



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)
                                     Shares
                                      Held                        Issue                                            Value
Preferred Stock--0.0%                                                                                   Core Bond Portfolio

                                          500  Home Ownership Funding 2 (b)                                  $      297,266

                                               Total Investments in Preferred Stock
                                               (Cost--$500,000)                                                     297,266



                                      Face
                                     Amount
Short-Term Securities--15.8%

Commercial                        $ 2,570,000  Autoliv ASP Inc., 1.45% due 4/01/2003                              2,570,000
Paper***                           20,000,000  The CIT Group Holdings, Inc., 1.29% due 4/08/2003                 19,994,983
                                   18,441,000  Countrywide Home Loans, Inc., 1.32% due 4/01/2003                 18,441,000
                                   14,570,000  Falcon Asset Securitization, 1.26% due 4/14/2003                  14,563,371
                                               ITT Industries, Inc.:
                                   25,720,000     1.28% due 4/14/2003                                            25,708,111
                                   20,000,000     1.33% due 4/25/2003                                            19,982,267
                                   23,500,000  Ivory Funding Corporation, 1.25% due 4/10/2003                    23,492,656
                                   25,000,000  Kellogg Company, 1.35% due 5/01/2003                              24,971,875
                                   38,630,000  Morgan Stanley & Co., Inc., 1.25% due 4/21/2003                   38,603,174
                                   15,000,000  Northern Rock PLC, 1.27% due 4/03/2003                            14,998,942
                                   15,020,000  Textron Financial Corporation, 1.30% due 4/11/2003                15,014,576
                                   12,000,000  Textron Inc., 1.30% due 4/04/2003                                 11,998,700
                                   22,750,000  Tulip Funding Corporation, 1.27% due 4/29/2003                    22,727,528
                                                                                                             --------------
                                                                                                                253,067,183



                                     Shares
                                      Held
                                   12,289,001  Merrill Lynch Premier Institutional Fund (e)(h)                   12,289,001



                                   Beneficial
                                    Interest
                                  $18,433,499  Merrill Lynch Liquidity Series, LLC Money Market Series (e)(h)    18,433,499

                                               Total Investments in Short-Term Securities
                                               (Cost--$283,789,683)                                             283,789,683



                                 Shares Subject
                                   to Options
Options Purchased (d)--0.2%

Call Options                        3,230,000  Swaption, expiring 4/09/2003                                          67,087
Purchased--0.1%                    35,000,000  Swaption, expiring 2/09/2008                                       1,987,300
                                                                                                             --------------
                                                                                                                  2,054,387

Put Options                         3,230,000  Swaption, expiring 4/09/2003                                           4,361
Purchased--0.1%                    35,000,000  Swaption, expiring 2/09/2008                                       2,274,300
                                                                                                             --------------
                                                                                                                  2,278,661

                                               Total Options Purchased (Cost--$4,242,065)                         4,333,048

                                               Total Investments (Cost--$2,092,354,114)                       2,135,080,059




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (concluded)

                                 Shares Subject
                                   to Options                     Issue                                            Value
Options Written (d)--0.2%                                                                               Core Bond Portfolio

Call Options                       43,350,000  Swaption, expiring 2/09/2005                                  $  (1,944,681)
Written--0.1%

Put Options                        43,350,000  Swaption, expiring 2/09/2005                                     (2,638,281)
Written--0.1%

                                               Total Options Written
                                               (Premiums Received--$4,564,755)                                  (4,582,962)


Total Investments, Net of Options Written (Cost--$2,087,789,359)--118.5%                                      2,130,497,097
Variation Margin on Financial Futures Contracts (f)--0.0%                                                            27,050
Unrealized Depreciation on Forward Foreign Exchange Contracts (g)--0.0%                                           (232,056)
Unrealized Appreciation on Interest Rate Swaps (i)--0.0%                                                            104,404
Liabilities in Excess of Other Assets--(18.5%)                                                                (332,149,859)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $1,798,246,636
                                                                                                             ==============


*Not Rated.
**Corresponding industry groups for foreign securities:
(1)Financial Institution.
(2)Government Entity.
(3)Industrial.
(4)Telecommunications.
***Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
(a)Floating rate note.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)Tradeable Custodial Receipts (TRACERS).
(d)This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.
(e)Security was purchased with the cash proceeds from securities loans.
(f)Financial futures contracts sold as of March 31, 2003 were as follows:


Number of                               Expiration
Contracts          Issue                   Date            Value

  90        U.S. Treasury Bonds         June 2003       $10,338,750
                                                        -----------
Total Financial Futures Contracts Sold
(Total Contract Price--$10,374,942)                     $10,338,750
                                                        ===========


(g)Forward foreign exchange contracts as of March 31, 2003 were as follows:
                                                         Unrealized
Foreign Currency                Expiration            Appreciation/
Purchased                          Date              (Depreciation)

euro 2,675,000                  April 2003              $    41,278
                                                        -----------
Total (US$ Commitment--$2,877,370)                           41,278
                                                        -----------



Foreign Currency
Sold

euro 2,675,000                  April 2003                 (13,063)
     8,000,000                  June 2003                 (260,271)
                                                        -----------
Total (US$ Commitment--$11,349,185)                       (273,334)
                                                        -----------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net                         $ (232,056)
                                                        ===========


(h)Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                          Dividend/
                                              Net          Interest
Affiliate                                   Activity         Income

Merrill Lynch Liquidity Series,
  LLC Money Market Series                  $18,433,499      $21,003
Merrill Lynch Premier Institutional Fund    12,289,001       18,816


(i)Swap contracts entered into as of March 31, 2003 were as follows:

                                                         Unrealized
                                           Notional    Appreciation
                                            Amount   (Depreciation)
Receive a price return equal to Lehman
Brothers Investment Grade CMBS Index
Total Return and pay floating rate based
on 1-month USD LIBOR, minus .50%.

Broker, Lehman Brothers Special
Financing, Expires, 6/01/2003               26,700,000  $ (180,888)

Receive a price return equal to JP Morgan
US Agency Mortgage Index Total Return
and pay floating rate based on 1-month
USD LIBOR, minus .25%.

Broker, JP Morgan Chase Bank
Expires, 1/30/2004                          16,150,000      108,292

Receive a fixed rate equal to 4.15% and
paid an upfront payment of $580,000

Broker, JP Morgan Chase Bank
Expires, 11/15/2007                         17,700,000      177,000
                                                         ----------
                                                         $  104,404
                                                         ==========

++Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Asset-Backed Securities++--7.3%                                                                 Intermediate Term Portfolio

                  AAA      Aaa    $ 4,000,000  Advanta Mortgage Loan Trust, 7.75% due 10/25/2026             $    4,283,155
                  AAA      Aaa      2,178,885  CIT Equipment Collateral, Series 2002-VT1, Class A2,
                                               2.90% due 6/21/2004                                                2,186,966
                                               California Infrastructure PG&E, Series 1997-1:
                  AAA      Aaa      1,100,000     Class A6, 6.38% due 9/25/2008                                   1,199,536
                  AAA      Aaa      1,600,000     Class A7, 6.42% due 9/25/2008                                   1,738,613
                  BBB      Baa2     5,200,000  Chase Credit Card Master Trust, Series 2003-1, Class C, 2.38%
                                               due 4/15/2008 (c)                                                  5,212,433
                  AAA      Aaa      1,538,072  EQCC Home Equity Loan Trust, Series 1999-1, Class A3F,
                                               5.915% due 11/20/2024                                              1,557,294
                                               Household Automotive Trust:
                  AAA      Aaa      3,116,916     Series 2002-1, Class A2, 2.75% due 5/17/2005                    3,132,430
                  AAA      Aaa      2,300,000     Series 2002-3, Class A3A, 2.75% due 6/18/2007                   2,342,642
                  AAA      Aaa      2,696,496  Household Home Equity Loan Trust, Series 2002-2, Class A,
                                               1.584% due 4/20/2032 (c)                                           2,696,283
                  AAA      Aaa      3,800,000  Ikon Receivables LLC, Series 2002-1, Class A2, 2.91%
                                               due 2/15/2005                                                      3,806,932
                  A+       A2       1,515,955  MBNA Master Credit Card Trust, Series 1999-F, Class B,
                                               1.73% due 1/16/2007 (c)                                            1,523,080
                  AAA      Aaa      3,174,542  Option One Mortgage Loan Trust, Series 2002-4, Class A,
                                               1.565% due 7/25/2032 (c)                                           3,167,938
                  AAA      Aaa      3,800,000  Residential Asset Securities Corporation, Series 2002-KS8,
                                               Class A2, 3.04% due 6/25/2023                                      3,847,360
                  A        A2       3,025,000  Superior Wholesale Inventory Financing Trust, Series 2001,
                                               Class A7, 1.68% due 6/15/2006 (c)                                  3,017,922

                                               Total Asset-Backed Securities (Cost--$39,421,376)                 39,712,584


Government & Agency Obligations--21.6%

                                               Fannie Mae:
                  AAA      Aaa        520,000     7% due 7/15/2005                                                  580,806
                  AAA      Aaa      7,530,000     5.25% due 6/15/2006                                             8,212,354
                  AAA      Aaa      2,100,000     7.125% due 3/15/2007                                            2,453,336
                  AAA      Aaa      4,540,000     6.375% due 6/15/2009                                            5,269,569
                  AAA      Aaa      3,170,000     6% due 5/15/2011                                                3,606,788
                  AAA      Aaa      5,240,000     7.125% due 1/15/2030                                            6,525,508
                                               Federal Home Loan Bank:
                  AAA      Aaa      9,910,000     5.25% due 8/15/2006                                            10,800,780
                  AAA      Aaa      7,400,000     4.875% due 11/15/2006                                           7,987,856
                                               Freddie Mac:
                  AAA      Aaa      4,990,000     7% due 7/15/2005                                                5,571,609
                  AAA      Aaa      5,940,000     6.625% due 9/15/2009                                            6,991,778
                                               U.S. Treasury Bonds & Notes:
                  AAA      Aaa        485,000     1.875% due 9/30/2004                                              488,960
                  AAA      Aaa     20,140,000     7% due 7/15/2006                                               23,223,152
                  AAA      Aaa        480,000     3% due 2/15/2008                                                  485,625
                  AAA      Aaa      2,740,000     4.75% due 11/15/2008                                            2,986,173
                  AAA      Aaa      1,650,000     6.50% due 2/15/2010                                             1,968,721
                  AAA      Aaa      2,360,000     5% due 2/15/2011                                                2,593,234
                  AAA      Aaa     11,385,000     3.875% due 2/15/2013                                           11,432,589
                  AAA      Aaa      2,690,000     7.50% due 11/15/2016                                            3,533,041
                  AAA      Aaa      1,640,000     8.125% due 8/15/2019                                            2,288,761
                  AAA      Aaa       5,710,00     7.25% due 8/15/2022                                             7,436,384



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Government & Agency Obligations (concluded)                                                     Intermediate Term Portfolio

                                               U.S. Treasury Bonds & Notes (concluded):
                  AAA      Aaa    $ 1,180,000     6.25% due 8/15/2023                                        $    1,386,961
                  AAA      Aaa      1,180,000     6.625% due 2/15/2027                                            1,456,885
                  AAA      Aaa        650,000     5.375% due 2/15/2031                                              703,117

                                               Total Government & Agency Obligations
                                               (Cost--$114,205,575)                                             117,983,987


Government Agency Mortgage-Backed Securities++--32.2%

Collateralized    AAA      Aaa        103,234  Freddie Mac, Series 2113, Class MA, 5.57% due 7/15/2022              103,170
Mortgage
Obligations--0.0%

Pass-Through                                   Fannie Mae:
Securities--      AAA      Aaa      2,941,204     6% due 5/01/2016                                                3,078,804
32.2%             AAA      Aaa      2,671,949     6% due 2/01/2017                                                2,796,952
                  AAA      Aaa      5,000,000     5% due 4/15/2018                                                5,134,375
                  AAA      Aaa        900,000     6.50% due 4/15/2018                                               952,313
                  AAA      Aaa        799,578     7% due 11/18/2027                                                 808,468
                  AAA      Aaa        272,972     8% due 9/01/2030                                                  295,723
                  AAA      Aaa      3,817,640     7% due 2/01/2031                                                4,028,082
                  AAA      Aaa      2,610,328     6.50% due 6/01/2031                                             2,724,940
                  AAA      Aaa      7,199,730     7% due 9/01/2031                                                7,592,401
                  AAA      Aaa      1,536,642     7% due 4/01/2032                                                1,620,450
                  AAA      Aaa     29,500,000     6.50% due 4/15/2033                                            30,762,954
                  AAA      Aaa     15,300,000     7.50% due 4/15/2033                                            16,289,726
                  AAA      Aaa      5,200,000     6% due 5/15/2033                                                5,390,122
                                               Freddie Mac:
                  AAA      Aaa      1,884,657     6% due 5/01/2016                                                1,969,798
                  AAA      Aaa      2,999,999     6.50% due 6/01/2016                                             3,167,085
                  AAA      Aaa      1,697,545     6% due 4/01/2017                                                1,773,499
                  AAA      Aaa        369,168     6% due 7/01/2017                                                 385,686
                  AAA      Aaa      9,850,000     5% due 4/15/2018                                               10,133,188
                  AAA      Aaa      3,600,000     5.50% due 4/15/2018                                             3,731,623
                  AAA      Aaa      5,350,000     4.50% due 5/01/2018                                             5,405,169
                  AAA      Aaa        320,536     7% due 9/01/2031                                                  337,619
                  AAA      Aaa      5,840,144     7% due 10/01/2031                                               6,151,398
                  AAA      Aaa      3,672,094     7% due 4/01/2032                                                3,869,461
                  AAA      Aaa        565,287     7% due 4/01/2032                                                  595,414
                  AAA      Aaa      2,450,000     5.50% due 4/15/2033                                             2,505,889
                  AAA      Aaa     21,650,000     6% due 4/15/2033                                               22,421,281
                  AAA      Aaa      5,350,000     5% due 5/15/2033                                                5,326,594
                  AAA      Aaa     19,000,000     5.50% due 5/15/2033                                            19,350,322
                  AAA      Aaa      6,747,202  Government National Mortgage Association, 6.50% due 4/15/2032      7,093,882
                                                                                                             --------------
                                                                                                                175,693,218

                                               Total Government Agency Mortgage-Backed Securities
                                               (Cost--$174,595,994)                                             175,796,388



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
                 Rating    Rating    Amount                         Issue                                          Value
Non-Government Agency Mortgage-Backed Securities++--6.0%                                        Intermediate Term Portfolio

Collateralized    AAA      Aaa    $   206,563  ABN AMRO Mortgage Corporation, Series 2001-8, Class 2A1,
Mortgage                                       6.50% due 1/25/2032                                           $      207,108
Obligations--     NR*      Aaa      2,057,539  Chase Mortgage Finance Corporation, Series 1999-S4,
4.1%                                           Class A1, 6.50% due 4/25/2029                                      2,097,587
                  NR*      Aaa      1,298,693  CountryWide Home Loan, Series 2001-24, Class 1A6, 6%
                                               due 1/25/2032                                                      1,318,602
                  AAA      NR*        738,208  General Motors Acceptance Corporation, Mortgage Corporation
                                               Loan Trust, 6.25% due 12/25/2031                                     747,229
                  AAA      Aaa      2,236,229  Structured Asset Securities Corporation, Series 2002-9, Class A2,
                                               1.605% due 10/25/2027 (c)                                          2,150,867
                                               Washington Mutual Inc.:
                  AAA      Aaa      6,900,000     Series 2002-AR4, Class A7, 5.562% due 4/26/2032                 6,980,793
                  AAA      NR*      1,450,849     Series 2002-S3, Class 1A1, 6.50% due 6/25/2032                  1,481,433
                  AAA      Aaa      4,726,615     Series 2003-AR1, Class A2, 2.92% due 3/25/2033                  4,726,615
                                               Wells Fargo Mortgage-Backed Securities Trust:
                  AAA      NR*      2,332,617     Series 2002-3, Class A1, 5.50% due 3/25/2032                    2,354,520
                  AAA      Aaa        374,738     Series 2002-A, Class A2, 5.90% due 3/25/2032                      374,415
                                                                                                             --------------
                                                                                                                 22,439,169

Commercial        AAA      Aaa      3,750,000  Greenwich Capital Commercial Funding Corporation,
Mortgage-Backed                                Series 2002-C1, Class A4, 4.948% due 1/11/2035                     3,845,655
Securities--1.9%   AAA     Aaa      3,100,000  LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A3,
                                               6.226% due 3/15/2026                                               3,460,352
                  AAA      NR*      2,500,000  Nationslink Funding Corporation, Series 1999-2, Class A3,
                                               7.181% due 6/20/2031                                               2,806,020
                                                                                                             --------------
                                                                                                                 10,112,027

                                               Total Non-Government Agency Mortgage-Backed Securities
                                               (Cost--$31,785,734)                                               32,551,196


Industries

Corporate Bonds & Notes--33.8%

Automotive &      BBB      Baa1       400,000  Ford Motor Company, 7.45% due 7/16/2031                              306,155
Equipment--0.1%

Building          BBB+     Baa1       605,000  Hanson Australia Funding, 5.25% due 3/15/2013                        592,466
Products--0.1%

Canadian          BB+      Ba1        150,000  Abitibi Consolidated Inc., 8.55% due 8/01/2010 (3)                   164,721
Corporates**--    BBB+     Baa2       575,000  Potash Corporation of Saskatchewan, 4.875% due 3/01/2013 (3)         570,745
0.1%                                                                                                         --------------
                                                                                                                    735,466

Canadian                                       Province of Ontario (2):
Sovereigns**--    AA       Aa2        680,000     3.50% due 9/17/2007                                               697,189
0.6%              AA       Aa2        985,000     3.282% due 3/28/2008                                              986,842
                  A+       A1       1,080,000  Province of Quebec, 5% due 7/17/2009 (2)                           1,164,926
                  A+       Aa3        210,000  Province of Saskatchewan, 8% due 7/15/2004 (2)                       227,090
                                                                                                             --------------
                                                                                                                  3,076,047

Chemicals--0.1%   BBB-     Ba1        295,000  Methanex Corporation, 8.75% due 8/15/2012                            319,338

Commercial        BBB      Baa3       585,000  Waste Management Inc., 6.375% due 11/15/2012                         624,148
Services &
Supplies--0.1%

Containers--0.1%  BBB      Baa3       450,000  Sealed Air Corporation, 6.95% due 5/15/2009 (a)                      474,845




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                             Intermediate Term Portfolio

Diversified--0.1%  A-      Baa3   $   570,000  Brascan Corporation, 5.75% due 3/01/2010                      $      577,677

Finance--0.6%                                  Household Finance Corporation:
                  A        A2         715,000     4.625% due 1/15/2008                                              740,950
                  A        A2         515,000     5.875% due 2/01/2009                                              556,565
                  A        A2       1,385,000     6.75% due 5/15/2011                                             1,538,529
                  AA       Aa3        330,000  Texaco Capital Inc., 8.625% due 6/30/2010                            417,856
                                                                                                             --------------
                                                                                                                  3,253,900

Finance--         A-       A2         560,000  BB&T Corporation, 4.75% due 10/01/2012                               568,764
Banks--4.2%       A-       A1         700,000  Banc One Corp., 8% due 4/29/2027                                     880,213
                  A+       Aa2        435,000  Bank of America Corporation, 4.875% due 1/15/2013                    442,740
                  A+       Aa2      1,370,000  BankAmerica Corp., 5.875% due 2/15/2009                            1,533,664
                                               Citigroup Inc.:
                  AA-      Aa1        730,000     5.70% due 2/06/2004                                               756,864
                  AA-      Aa1        770,000     5.75% due 5/10/2006                                               841,606
                  A+       Aa2      1,600,000     7.25% due 10/01/2010                                            1,895,636
                  AA-      Aa1        485,000     6.50% due 1/18/2011                                               553,849
                  A+       Aa2        925,000     6.625% due 6/15/2032                                            1,014,996
                  BB+      Baa3       315,000  Firstbank Puerto Rico, 7.625% due 12/20/2005                         330,199
                                               FleetBoston Financial Corporation:
                  A        A1       2,120,000     3.85% due 2/15/2008                                             2,148,694
                  A-       A2         870,000     6.375% due 5/15/2008                                              976,349
                  BB+      NR*        335,000  Hudson United Bancorp Inc., 8.20% due 9/15/2006                      379,438
                  AAA      Aaa      1,660,000  KFW International Finance, 2.50% due 10/17/2005                    1,682,075
                  A+       Aa3        450,000  Marshall & Ilsley Bank, 4.125% due 9/04/2007                         464,766
                  BBB+     A3       1,445,000  PNC Funding Corp., 6.125% due 2/15/2009                            1,594,601
                  A+       Aa3        575,000  Suntrust Bank, 5.45% due 12/01/2017                                  570,688
                  A-       A3         630,000  Synovus Financial, 4.875% due 2/15/2013 (a)                          637,047
                  A        Aa3      1,475,000  US Bancorp, 1.409% due 9/16/2005 (c)                               1,475,230
                  A        Aa3        735,000  Wachovia Corporation, 4.95% due 11/01/2006                           789,899
                  BBB+     A3         385,000  Washington Mutual Bank, 6.875% due 6/15/2011                         437,637
                                               Washington Mutual Inc.:
                  BBB+     A3         800,000     7.50% due 8/15/2006                                               918,750
                  BBB+     A3         890,000     4.375% due 1/15/2008                                              918,152
                  A+       Aa2        950,000  Wells Fargo & Co. 5.125% due 2/15/2007                             1,025,382
                  A+       Aa2        135,000  Wells Fargo Bank, 6.45% due 2/01/2011                                154,487
                                                                                                             --------------
                                                                                                                 22,991,726

Finance--         A+       A2         785,000  American Honda Finance, 1.548% due 10/03/2005 (a)(c)                 784,787
Other--6.0%       A        A3       1,105,000  CountryWide Home Loan, 5.625% due 7/15/2009                        1,177,254
                  BBB+     Baa3       775,000  Deutsche Telekom International Finance, 8.50% due 6/15/2010          909,432
                                               Ford Motor Credit Company:
                  BBB      A3       4,500,000     1.537% due 4/28/2005 (c)                                        4,103,887
                  BBB      A3         890,000     6.50% due 1/25/2007                                               857,859
                  BBB      A3         765,000     7.25% due 10/25/2011                                              702,074
                  AAA      Aaa      3,700,000  General Electric Capital Corp., 5.45% due 1/15/2013                3,874,259
                                               General Motors Acceptance Corp.:
                  BBB      A2       8,250,000     3.339% due 3/04/2005 (c)                                        8,229,161
                  BBB      A2         765,000     6.875% due 8/28/2012                                              754,817
                  BBB      A2         699,000     8% due 11/01/2031                                                 680,592
                  A+       A1         225,000  Golden West Financial Corporation, 4.75% due 10/01/2012              229,913
                  A+       Aa3      2,140,000  Goldman Sachs Group, Inc., 6.875% due 1/15/2011                    2,439,947
                  AA-      A1         705,000  International Lease Finance Corporation, 4.375% due 12/15/2005       721,656
                  A        A3         480,000  John Hancock Financial Services, 5.625% due 12/01/2008               515,801




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                             Intermediate Term Portfolio

Finance--                                      Lehman Brothers Holdings, Inc.:
Other             A        A2     $ 1,000,000     6.625% due 4/01/2004                                       $    1,051,558
(concluded)       A        A2          90,000     7% due 2/01/2008                                                  103,314
                  BBB      Baa2       510,000  MBNA America Bank NA, 7.125% due 11/15/2012                          552,435
                                               MBNA Corporation:
                  BBB      Baa2       945,000     6.25% due 1/17/2007                                             1,000,320
                  BBB      Baa2       200,000     5.625% due 11/30/2007                                             207,305
                  A        A2         830,000  Mellon Funding Corporation, 5% due 12/01/2014                        854,594
                  AA       Aa3        760,000  Principal Life Global, 6.25% due 2/15/2012 (a)                       826,302
                  A-       A2         470,000  Regions Financial Corporation, 6.375% due 5/15/2012                  529,100
                  A+       A2       1,475,000  Verizon Global Funding Corporation, 7.375% due 9/01/2012           1,742,273
                                                                                                             --------------
                                                                                                                 32,848,640

Food              A+       A1         745,000  Archer-Daniels-Midland, 5.935% due 10/01/2032                        751,749
Distribution--
0.1%

Industrial--      BBB-     Ba1      1,300,000  American Greetings, 6.10% due 8/01/2028                            1,248,000
Consumer          A        A2       1,140,000  Brown-Forman Corporation, 3% due 3/15/2008 (a)                     1,122,435
Goods--0.8%       BBB+     Baa2       675,000  Coors Brewing Company, 6.375% due 5/15/2012                          755,886
                  BBB+     Baa1       460,000  Newell Rubbermaid Inc., 4.625% due 12/15/2009                        471,682
                  BBB      Baa3       910,000  Tyson Foods, Inc., 6.625% due 10/01/2004                             951,840
                                                                                                             --------------
                                                                                                                  4,549,843

Industrial--                                   Anadarko Finance Company:
Energy--1.8%      BBB+     Baa1       285,000     6.75% due 5/01/2011                                               324,169
                  BBB+     Baa1       250,000     7.50% due 5/01/2031                                               299,820
                  A        A2         800,000  Colonial Pipeline, 7.63% due 4/15/2032 (a)                           973,089
                                               Duke Energy Corporation:
                  A        A2         675,000     3.75% due 3/05/2008 (a)                                           674,134
                  A        A2         430,000     4.50% due 4/01/2010                                               434,571
                  A-       A3         865,000     6.25% due 1/15/2012                                               916,235
                  BBB      Baa2     1,115,000  Enterprise Products Operations, 6.875% due 3/01/2033 (a)           1,101,564
                  BBB-     Baa2     1,810,000  FirstEnergy Corp., 6.45% due 11/15/2011                            1,913,510
                                               Kinder Morgan Energy:
                  BBB+     Baa1       510,000     5.35% due 8/15/2007                                               537,935
                  BBB+     Baa1       815,000     6.75% due 3/15/2011                                               903,168
                  A-       A3         305,000  MidAmerican Energy Company, 5.125% due 1/15/2013                     314,567
                  BBB-     Baa3       645,000  MidAmerican Energy Holdings, 5.875% due 10/01/2012                   668,959
                  NR*      A1         935,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                      950,762
                                                                                                             --------------
                                                                                                                 10,012,483

Industrial--      A        A2         775,000  Alcoa Inc., 1.611% due 12/06/2004 (c)                                776,588
Manufacturing--   A+       A3         330,000  Boeing Capital Corporation, 7.10% due 9/27/2005                      359,501
3.4%              A-       A3         730,000  Cooper Industries Inc., 5.50% due 11/01/2009                         769,238
                                               Daimler-Chrysler NA Holdings:
                  BBB+     A3       3,200,000     7.125% due 4/10/2003                                            3,203,506
                  BBB+     A3       3,350,000     6.90% due 9/01/2004                                             3,550,055
                  BBB+     A3         900,000     6.40% due 5/15/2006                                               970,755
                  BBB-     Baa3       155,000  Domtar Inc., 7.875% due 10/15/2011                                   182,927
                  A        A2         205,000  Emerson Electric Company, 6% due 8/15/2032                           212,506
                  A+       A1         800,000  First Data Corporation, 6.75% due 7/15/2005                          873,286
                  AAA      Aaa      3,580,000  General Electric Company, 5% due 2/01/2013                         3,661,116
                  A-       A3         480,000  Hewlett-Packard Company, 3.625% due 3/15/2008                        474,313
                  BBB      Baa2       530,000  Martin Marietta Corp., 7.375% due 4/15/2013                          632,052




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                             Intermediate Term Portfolio

Industrial--                                   Raytheon Company:
Manufacturing     BBB-     Baa3   $   725,000     6.15% due 11/01/2008                                       $      794,111
(concluded)       BBB-     Baa3     1,350,000     8.30% due 3/01/2010                                             1,583,213
                  BBB-     Baa3       660,000     6.75% due 3/15/2018                                               712,574
                                                                                                             --------------
                                                                                                                 18,755,741

Industrial--                                   AOL Time Warner Inc.:
Services--3.6%    BBB+     Baa1     1,493,000     6.875% due 5/01/2012                                            1,590,526
                  BBB+     Baa1       225,000     7.70% due 5/01/2032                                               240,970
                                               Aramark Services Inc.:
                  BBB-     Baa3       825,000     6.75% due 8/01/2004                                               856,369
                  BBB-     Baa3       690,000     6.375% due 2/15/2008                                              726,228
                                               Cendant Corporation:
                  BBB      Baa1       785,000     6.875% due 8/15/2006                                              841,472
                  BBB      Baa1       700,000     6.25% due 1/15/2008                                               722,014
                  BB+      Ba2      1,570,000  Circus Circus Enterprises, Inc., 6.70% due 11/15/2096              1,576,277
                                               Clear Channel Communications:
                  BBB-     Baa3       570,000     7.875% due 6/15/2005                                              627,950
                  BBB-     Baa3       140,000     7.65% due 9/15/2010                                               161,677
                                               Comcast Corporation:
                  BBB      Baa3       865,000     5.85% due 1/15/2010                                               896,116
                  BBB      Baa3       620,000     7.05% due 3/15/2033                                               634,223
                  BBB-     Ba1        940,000  HCA Inc., 6.30% due 10/01/2012                                       965,656
                  BBB      Ba1      1,250,000  Lenfest Communications, Inc., 10.50% due 6/15/2006                 1,450,921
                  BBB-     Baa3       900,000  Liberty Media Corporation, 7.875% due 7/15/2009                    1,035,804
                  BBB-     Baa3     1,160,000  News America Holdings, 9.25% due 2/01/2013                         1,472,908
                                               News America Inc.:
                  BBB-     Baa3       325,000     6.55% due 3/15/2033                                               313,029
                  BBB-     Baa3       435,000     6.75% due 1/09/2038                                               478,676
                  BBB+     Baa1       725,000  PHH Corporation, 6% due 3/01/2008                                    726,753
                  BBB      Baa3       200,000  SuperValu Inc., 7.50% due 5/15/2012                                  204,338
                  BBB      Baa3       785,000  Tele-Communications Inc., 9.80% due 2/01/2012                        979,657
                  BBB-     Baa3     1,750,000  Tenet Healthcare Corporation, 7.375% due 2/01/2013                 1,758,750
                  BBB-     Baa3       585,000  USA Interactive, 7% due 1/15/2013                                    623,233
                  BB+      Baa3       865,000  Univision Communication Inc., 7.85% due 7/15/2011                    988,165
                  A-       A3          45,000  Viacom Inc.,  5.625% due 8/15/2012                                    48,298
                                                                                                             --------------
                                                                                                                 19,920,010

Industrial--      AAA      Aaa        475,000  Continental Airlines, 6.563% due 2/15/2012                           495,946
Transportation--  BBB      Baa1     1,455,000  Norfolk Southern Corporation, 7.25% due 2/15/2031                  1,660,816
0.6%                                           Southwest Airlines Co.:
                  A        Baa1       110,000     8% due 3/01/2005                                                  119,676
                  A        Baa1       630,000     7.875% due 9/01/2007                                              715,793
                                                                                                             --------------
                                                                                                                  2,992,231

Insurance--0.3%   AA-      A2         300,000  Marsh & McLennan Companies Inc., 3.625% due 2/15/2008                304,172
                  A+       A2         370,000  Progressive Corporation, 6.25% due 12/01/2032                        389,066
                  A-       A2         640,000  Travelers Property Casualty, 6.375% due 3/15/2033 (a)                632,792
                                                                                                             --------------
                                                                                                                  1,326,030

Metal--           BBB+     Baa2       250,000  Placer Dome Inc., 6.375% due 3/01/2033 (a)                           246,272
Other--0.1%

Oil Refineries--  BBB      Baa3     1,665,000  Ultramar Diamond Shamrock, 6.75% due 10/15/2037                    1,761,718
0.3%




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (continued)                                                             Intermediate Term Portfolio

Paper--0.5%       BBB      Baa2   $ 1,740,000  Champion International Corp., 6.65% due 12/15/2037            $    1,923,220
                  BBB-     Baa3       550,000  Rock-Tenn Company, 5.625% due 3/15/2013                              546,863
                                                                                                             --------------
                                                                                                                  2,470,083

Real Estate       BBB      Baa3       410,000  Developers Divers Realty, 6.625% due 1/15/2008                       430,227
Investment        BBB+     Baa1     1,260,000  Duke Realty Corporation, 5.25% due 1/15/2010                       1,302,452
Trust--1.6%       BBB+     Baa1     1,320,000  EOP Operating LP, 7.375% due 11/15/2003                            1,366,884
                  BBB+     Baa2       195,000  Health Care Properties Inc., 7.48% due 4/05/2004                     202,936
                                               Health Care Properties Investors Inc.:
                  BBB+     Baa2       465,000     6.50% due 2/15/2006                                               492,109
                  BBB+     Baa2       840,000     6.45% due 6/25/2012                                               861,917
                  BBB-     Baa3       470,000  Highwoods Realty LP, 8% due 12/01/2003                               487,845
                  BBB-     Baa3       550,000  Nationwide Health Properties, 6.59% due 7/07/2038                    569,599
                  BBB+     Baa1     2,500,000  Prologis Trust, 7% due 10/01/2003                                  2,558,428
                  BBB      Baa2       710,000  Shurgard Storage Centers, 5.875% due 3/15/2013                       715,095
                                                                                                             --------------
                                                                                                                  8,987,492

Retail--          BBB+     Baa1       195,000  Limited Brands Inc., 6.125% due 12/01/2012                           202,984
Stores--0.0%

Supranational--   A        A2         690,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012                  711,563
0.2%              AAA      Aaa        480,000  European Investment Bank, 7.125% due 9/18/2006                       553,546
                                                                                                             --------------
                                                                                                                  1,265,109

Utilities--       BBB      Baa3       191,000  AT&T Broadband Corporation, 8.375% due 3/15/2013                     226,298
Communications--  BBB      Baa2       572,000  AT&T Wireless Services Inc., 8.75% due 3/01/2031                     655,948
1.6%              A        A2         235,000  Alltel Corporation, 7% due 7/01/2012                                 272,951
                  BBB+     Baa2       340,000  CenturyTel Inc., 7.875% due 8/15/2012                                410,386
                  A+       A3       1,010,000  GTE Corporation, 6.84% due 4/15/2018                               1,111,938
                  BBB      Baa2       850,000  Harris Corporation, 6.35% due 2/01/2028                              909,854
                  BBB      Baa3       725,000  Koninklijke (KPN) NV, 8% due 10/01/2010                              854,450
                                               Sprint Capital Corporation:
                  BBB-     Baa3     1,850,000     8.375% due 3/15/2012                                            1,970,250
                  BBB-     Baa3       865,000     6.90% due 5/01/2019                                               791,475
                  BBB-     Baa3       115,000     8.75% due 3/15/2032                                               118,450
                  B-       Ba3        776,000  US West Communications, 7.20% due 11/01/2004                         772,120
                  A+       A2         715,000  Verizon New York Inc., 6.875% due 4/01/2012                          818,240
                                                                                                             --------------
                                                                                                                  8,912,360

Utilities--       NR*      Baa2       980,000  AEP Texas Central Company, 6.65% due 2/15/2033 (a)                 1,016,529
Electric &        BBB+     A3         420,000  Alabama Power Capital Trust, 5.50% due 10/01/2042 (c)                432,437
Gas--2.9%         BBB      Baa3       830,000  American Electric Power, 6.125% due 5/15/2006                        882,559
                  BBB      Baa1     1,685,000  Cincinnati Gas & Electric Company, 5.70% due 9/15/2012             1,780,819
                  BBB      A3         815,000  Columbus Southern Power, 6.60% due 3/01/2033 (a)                     853,365
                                               Commonwealth Edison Company:
                  BBB+     Baa1       660,000     6.95% due 7/15/2018                                               765,488
                  A-       A3         535,000     5.875% due 2/01/2033                                              545,435
                  A+       A1       1,075,000  Consolidated Edison Company of New York, 4.875% due 2/01/2013      1,100,660
                                               Dominion Resources Inc.:
                  BBB+     Baa1       740,000     7.625% due 7/15/2005                                              821,561
                  BBB+     Baa1       945,000     8.125% due 6/15/2010                                            1,126,470
                  BBB+     Baa1       340,000     6.75% due 12/15/2032                                              356,247
                  BBB+     Baa1       885,000     6.30% due 3/15/2033                                               874,623
                  BBB+     Baa2       550,000  Entergy Mississippi Inc., 5.15% due 2/01/2013                        555,588
                  BBB+     Baa2       300,000  Exelon Corporation, 6.75% due 5/01/2011                              337,217
                                               Florida Power & Light:
                  A        Aa3        255,000     4.85% due 2/01/2013                                               263,779
                  A        Aa3        405,000     5.85% due 2/01/2033                                               420,257



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating    Rating    Amount                         Issue                                          Value
Corporate Bonds & Notes (concluded)                                                             Intermediate Term Portfolio

Utilities--       A        A2       $ 655,000  Georgia Power Company, 5.125% due 11/15/2012                  $      680,419
Electric & Gas    A        A1         660,000  Mississippi Power, 6.05% due 5/01/2003                               662,477
(concluded)       BBB      A3         695,000  Ohio Power Company, 6.60% due 2/15/2033 (a)                          727,770
                  BBB      Baa1       745,000  PSE&G Power, 6.95% due 6/01/2012                                     824,509
                  BBB+     Baa1       740,000  Southern Power Company, 6.25% due 7/15/2012                          810,264
                                                                                                             --------------
                                                                                                                 15,838,473

Yankee            A-       A2         400,000  BSCH Issuances Ltd., 7.625% due 9/14/2010 (1)                        466,136
Corporates**--    A-       Baa1       820,000  British Telecom PLC, 8.375% due 12/15/2010 (4)                       995,976
2.6%              A-       A2         850,000  Codelco Inc., 6.375% due 11/30/2012 (3)(a)                           897,255
                                               France Telecom (4):
                  BBB-     Baa3     1,585,000     9.25% due 3/01/2011                                             1,905,218
                  BBB-     Baa3       600,000     10% due 3/01/2031                                                 781,417
                  NR*      Baa1     6,390,000  Morgan Stanley (TRACERS), 6.726% due
                                               6/15/2012 (1)(a)(c)(d)                                             7,064,337
                  A        A2         340,000  Norsk Hydro A/S, 6.36% due 1/15/2009 (3)                             381,953
                                               Pemex Project Funding Master Trust (1):
                  BBB-     Baa1       855,000     9.125% due 10/13/2010                                             993,938
                  BBB-     Baa1       745,000     7.375% due 12/15/2014                                             764,556
                                                                                                             --------------
                                                                                                                 14,250,786

Yankee            A-       A3         745,000  Korea Development Bank, 4.25% due 11/13/2007 (1)                     736,636
Sovereigns**--    A-       Baa1       575,000  Republic of Chile, 5.50% due 1/15/2013 (2)                           578,680
1.3%              AAA      Aaa        700,000  Republic of Finland, 5.875% due 2/27/2006 (2)                        772,911
                  AA       Aa2      2,380,000  Republic of Italy, 4.375% due 10/25/2006 (2)                       2,517,690
                                               United Mexican States (2):
                  BBB-     Baa2     1,330,000     9.875% due 2/01/2010                                            1,649,200
                  BBB-     Baa2       695,000     6.375% due 1/16/2013                                              695,000
                                                                                                             --------------
                                                                                                                  6,950,117

                                               Total Investments in Corporate Bonds & Notes
                                               (Cost--$178,766,588)                                             184,993,889


Short-Term Securities--18.3%

Commercial Paper***                20,000,000  The CIT Group Holdings, Inc., 1.29% due 4/08/2003                 19,994,983
                                   18,600,000  Fortis Funding LLC, 1.25% due 4/28/2003                           18,582,563
                                   10,835,000  ITT Industries, Inc., 1.28% due 4/14/2003                         10,829,992
                                   13,200,000  Kellogg Company, 1.35% due 4/14/2003                              13,193,565
                                    8,130,000  Lake Constance Funding, 1.28% due 4/09/2003                        8,127,687
                                   16,680,000  Old Line Funding Corp., 1.21% due 4/04/2003                       16,678,318
                                               Textron Financial Corporation:
                                      590,000     1.55% due 4/01/2003                                               590,000
                                   12,000,000     1.30% due 4/17/2003                                            11,993,067

                                               Total Investments in Short-Term Securities
                                               (Cost--$99,990,175)                                               99,990,175




                               Shares Subject
                                 to Options
Options Purchased (b)--0.2%

Call Options                        1,000,000  Swaption, expiring 4/09/2003                                          20,770
Purchased--0.1%                    10,700,000  Swaption, expiring 2/09/2008                                         607,546
                                                                                                             --------------
                                                                                                                    628,316



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


SCHEDULE OF INVESTMENTS (concluded)

                                 Shares Subject
                                   to Options                       Issue                                          Value
Options Purchased (concluded)                                                                   Intermediate Term Portfolio

Put Options                         1,000,000  Swaption, expiring 4/09/2003                                  $        1,350
Purchased--0.1%                    10,700,000  Swaption, expiring 2/09/2008                                         695,286
                                                                                                             --------------
                                                                                                                    696,636

                                               Total Options Purchased (Cost--$1,297,130)                         1,324,952

                                               Total Investments (Cost--$640,062,572)                           652,353,171


Options Written (b)--0.3%

Call Options                       13,300,000  Swaption, expiring 2/09/2005                                       (596,638)
Written--0.1%

Put Options                        13,300,000  Swaption, expiring 2/09/2005                                       (809,438)
Written--0.2%

                                               Total Options Written
                                               (Premiums Received--$1,400,490)                                  (1,406,076)

Total Investments, Net of Options Written (Cost--$638,662,082)--119.1%                                          650,947,095
Unrealized Appreciation on Interest Rate Swaps (e)--0.0%                                                             30,306
Liabilities in Excess of Other Assets--(19.1%)                                                                (104,299,792)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $  546,677,609
                                                                                                             ==============

*Not Rated.
**Corresponding industry groups for foreign securities:
(1)Financial Institution.
(2)Government Entity.
(3)Industrial.
(4)Telecommunications.
***Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
(a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.
(c)Floating rate note.
(d)Tradeable Custodial Receipts (TRACERS).
(e)Swap contracts entered into as of March 31, 2003 were as follows:

                                                         Unrealized
                                          Notional     Appreciation
                                           Amount    (Depreciation)

Receive a price return equal to Lehman
Brothers Investment Grade CMBS Index
Total Return and pay floating rate based on 1-month USD LIBOR, minus .50%.

Broker, Lehman Brothers Special
Financing, Expires, 6/01/2003              8,200,000     $ (55,554)

Receive a price return equal to JP Morgan
US Agency Mortgage Index Total Return
and pay floating rate based on 1-month
USD LIBOR, minus .25%.

Broker, JP Morgan Chase Bank
Expires, 1/30/2004                         4,900,000         32,860

Receive a fixed rate equal to 4.15% and
paid an upfront payment of $192,125

Broker, JP Morgan Chase Bank
Expires, 11/15/2007                        5,300,000         53,000
                                                         ----------
                                                         $   30,306
                                                         ==========


++Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION

Statements of Assets and Liabilities as of March 31, 2003

                                                                                            Core Bond          Intermediate
                                                                                            Portfolio        Term Portfolio
Assets:         Investments, at value* (including securities loaned of
                $29,906,000 and $0, respectively)                                          $2,130,747,011    $  651,028,219
                Options purchased, at value**                                                   4,333,048         1,324,952
                Unrealized appreciation on interest rate swaps                                    104,404            30,306
                Receivables:
                   Securities sold                                                            206,453,770        53,110,181
                   Interest                                                                    15,217,991         4,495,467
                   Capital shares sold                                                          4,882,500         1,536,039
                   Variation margin                                                                27,050                --
                   Principal paydowns                                                              11,597                13
                   Forward foreign exchange contracts                                              10,972                --
                Prepaid registration fees and other assets                                         59,375           190,377
                                                                                           --------------    --------------
                Total assets                                                                2,361,847,718       711,715,554
                                                                                           --------------    --------------

Liabilities:    Collateral on securities loaned, at value                                      30,722,500                --
                Options written, at value***                                                    4,582,962         1,406,076
                Unrealized depreciation on forward foreign exchange contracts                     232,056                --
                Payables:
                   Securities purchased                                                       515,629,151       161,144,145
                   Capital shares redeemed                                                      8,520,834           924,336
                   Dividends to shareholders                                                    1,837,023           523,091
                   Investment adviser                                                             468,804           159,447
                   Distributor                                                                    471,859            82,162
                   Reorganization costs                                                           126,158                --
                   Forward foreign exchange contracts                                              71,098                --
                Accrued expenses and other liabilities                                            938,637           798,688
                                                                                           --------------    --------------
                Total liabilities                                                             563,601,082       165,037,945
                                                                                           --------------    --------------

Net Assets:     Net assets                                                                 $1,798,246,636    $  546,677,609
                                                                                           ==============    ==============




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Statements of Assets and Liabilities as of March 31, 2003 (concluded)


                                                                                            Core Bond          Intermediate
                                                                                            Portfolio        Term Portfolio
Net Assets      Class A Common Stock, $.10 par value++                                     $    3,652,378    $    1,266,194
Consist of:     Class B Common Stock, $.10 par value++++                                        4,314,428         1,282,664
                Class C Common Stock, $.10 par value++++++                                      1,175,862           212,020
                Class I Common Stock, $.10 par value++++++++                                    6,321,150         1,833,684
                Class R Common Stock, $.10 par value++++++++++                                          1                 1
                Paid-in capital in excess of par                                            1,825,292,722       537,868,402
                                                                                           --------------    --------------
                Undistributed (accumulated) investment income (loss)--net                          57,209          (57,211)
                Accumulated realized capital losses on investments--net                      (85,191,882)       (8,043,464)
                Unrealized appreciation on investments--net                                    42,624,768        12,315,319
                                                                                           --------------    --------------
                Total accumulated earnings (losses)--net                                     (42,509,905)         4,214,644
                                                                                           --------------    --------------
                Net assets                                                                 $1,798,246,636    $  546,677,609
                                                                                           ==============    ==============

Net Asset       Class A:
Value:             Net assets                                                              $  424,920,922    $  150,655,999
                                                                                           ==============    ==============
                   Shares outstanding                                                          36,523,783        12,661,937
                                                                                           ==============    ==============
                   Net asset value and redemption price per share                          $        11.63    $        11.90
                                                                                           ==============    ==============
                Class B:
                   Net assets                                                              $  501,625,551    $  152,620,902
                                                                                           ==============    ==============
                   Shares outstanding                                                          43,144,277        12,826,643
                                                                                           ==============    ==============
                   Net asset value and redemption price per share                          $        11.63    $        11.90
                                                                                           ==============    ==============
                Class C:
                   Net assets                                                              $  136,761,945    $   25,230,985
                                                                                           ==============    ==============
                   Shares outstanding                                                          11,758,624         2,120,199
                                                                                           ==============    ==============
                   Net asset value and redemption price per share                          $        11.63    $        11.90
                                                                                           ==============    ==============
                Class I:
                   Net assets                                                              $  734,938,115    $  218,169,620
                                                                                           ==============    ==============
                   Shares outstanding                                                          63,211,500        18,336,835
                                                                                           ==============    ==============
                   Net asset value and redemption price per share                          $        11.63    $        11.90
                                                                                           ==============    ==============
                Class R:
                   Net assets                                                              $       102.71    $       102.66
                                                                                           ==============    ==============
                   Shares outstanding                                                               8.831             8.631
                                                                                           ==============    ==============
                   Net asset value and redemption price per share                          $        11.63    $        11.89
                                                                                           ==============    ==============

                *Identified cost                                                           $2,088,112,049    $  638,765,442
                                                                                           ==============    ==============
                **Premiums paid                                                                 4,242,065         1,297,130
                                                                                           ==============    ==============
                ***Premiums received                                                            4,564,755         1,400,490
                                                                                           ==============    ==============
                ++Authorized shares--Class A                                                  100,000,000        50,000,000
                                                                                           ==============    ==============
                ++++Authorized shares--Class B                                                250,000,000        50,000,000
                                                                                           ==============    ==============
                ++++++Authorized shares--Class C                                              100,000,000        50,000,000
                                                                                           ==============    ==============
                ++++++++Authorized shares--Class I                                            250,000,000       100,000,000
                                                                                           ==============    ==============
                ++++++++++Authorized shares--Class R                                          250,000,000       100,000,000
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Statements of Operations for the Six Months Ended March 31, 2003

                                                                                            Core Bond          Intermediate
                                                                                            Portfolio        Term Portfolio
Investment      Interest                                                                   $   36,407,076    $   11,467,143
Income:         Interest on swaps--net                                                             96,957            31,502
                Securities lending--net                                                            39,819             3,408
                Dividends                                                                           6,669                --
                                                                                           --------------    --------------
                Total income                                                                   36,550,521        11,502,053
                                                                                           --------------    --------------

Expenses:       Investment advisory fees                                                        2,933,807           954,873
                Account maintenance and distribution fees--Class B                              1,803,947           367,549
                Transfer agent fees--Class I                                                      503,737           202,742
                Transfer agent fees--Class B                                                      405,669           154,267
                Account maintenance and distribution fees--Class C                                465,924            45,431
                Account maintenance fees--Class A                                                 402,303            72,812
                Transfer agent fees--Class A                                                      243,507           143,492
                Accounting services                                                               223,090            83,030
                Transfer agent fees--Class C                                                      100,421            19,323
                Printing and shareholder reports                                                   82,673            24,007
                Registration fees                                                                  37,811            27,985
                Professional fees                                                                  53,604            10,965
                Custodian fees                                                                     41,039            19,954
                Pricing fees                                                                       14,990            10,528
                Directors' fees and expenses                                                       11,035             3,747
                Other                                                                              65,427            21,996
                                                                                           --------------    --------------
                Total expenses                                                                  7,388,984         2,162,701
                                                                                           --------------    --------------
                Investment income--net                                                         29,161,537         9,339,352
                                                                                           --------------    --------------

Realized &      Realized gain (loss) on:
Unrealized         Investments--net                                                            30,039,991         9,317,032
Gain (Loss) on     Foreign currency transactions--net                                            (25,369)                --
Investments &   Change in unrealized appreciation/depreciation on:
Foreign Currency   Investments--net                                                          (13,082,776)       (3,586,821)
Transactions--Net: Foreign currency transactions--net                                           (264,812)                --
                                                                                           --------------    --------------
                Total realized and unrealized gain on investments and
                foreign currency transactions--net                                             16,667,034         5,730,211
                                                                                           --------------    --------------
                Net Increase in Net Assets Resulting from Operations                       $   45,828,571    $   15,069,563
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                                     Core Bond Portfolio


                                                                                             For the Six        For the
                                                                                             Months Ended      Year Ended
                                                                                              March 31,      September 30,
Increase (Decrease) in Net Assets:                                                               2003             2002
Operations:     Investment income--net                                                     $   29,161,537    $   60,361,028
                Realized gain on investments--net                                              30,014,622        17,898,677
                Change in unrealized appreciation/depreciation on investments--net           (13,347,588)        23,126,185
                                                                                           --------------    --------------
                Net increase in net assets resulting from operations                           45,828,571       101,385,890
                                                                                           --------------    --------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                    (6,131,622)      (10,820,648)
                   Class B                                                                    (7,952,323)      (19,459,138)
                   Class C                                                                    (1,888,844)       (3,656,190)
                   Class I                                                                   (13,586,307)      (26,610,817)
                   Class R                                                                            (1)                --
                                                                                           --------------    --------------
                Net decrease in net assets resulting from dividends to shareholders          (29,559,097)      (60,546,793)
                                                                                           --------------    --------------

Capital Share   Net increase in net assets derived from capital
Transactions:   share transactions                                                            251,620,478       180,304,214
                                                                                           --------------    --------------

Net Assets:     Total increase in net assets                                                  267,889,952       221,143,311
                Beginning of period                                                         1,530,356,684     1,309,213,373
                                                                                           --------------    --------------
                End of period*                                                             $1,798,246,636    $1,530,356,684
                                                                                           ==============    ==============

                *Undistributed investment income--net                                      $       57,209    $      454,769
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets (concluded)                                                 Intermediate Term Portfolio

                                                                                             For the Six        For the
                                                                                             Months Ended      Year Ended
                                                                                              March 31,      September 30,
Increase (Decrease) in Net Assets:                                                               2003             2002
Operations:     Investment income--net                                                     $    9,339,352    $   19,722,600
                Realized gain on investments--net                                               9,317,032         7,001,082
                Change in unrealized appreciation/depreciation on investments--net            (3,586,821)         5,553,942
                                                                                           --------------    --------------
                Net increase in net assets resulting from operations                           15,069,563        32,277,624
                                                                                           --------------    --------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                    (2,709,071)       (5,907,394)
                   Class B                                                                    (2,432,693)       (5,229,775)
                   Class C                                                                      (298,132)         (241,533)
                   Class I                                                                    (3,930,087)       (8,421,184)
                   Class R                                                                            (1)                --
                                                                                           --------------    --------------
                Net decrease in net assets resulting from dividends to shareholders           (9,369,984)      (19,799,886)
                                                                                           --------------    --------------

Capital Share   Net increase in net assets derived from capital share
Transactions:   transactions                                                                   51,276,348        36,757,309
                                                                                           --------------    --------------

Net Assets:     Total increase in net assets                                                   56,975,927        49,235,047
                Beginning of period                                                           489,701,682       440,466,635
                                                                                           --------------    --------------
                End of period*                                                                546,677,609     $ 489,701,682
                                                                                           ==============    ==============

                *Accumulated investment loss--net                                          $     (57,211)    $     (26,579)
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights                                                                                    Core Bond Portfolio

                                                                                          Class A++++
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.52    $   11.21    $   10.68    $   10.88    $   11.79
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .21++          .50          .63          .70          .67
                Realized and unrealized gain (loss)
                on investments--net                                 .12          .31          .53        (.20)        (.91)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .33          .81         1.16          .50        (.24)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.22)        (.50)        (.63)        (.70)        (.67)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.63    $   11.52    $   11.21    $   10.68    $   10.88
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             2.89%+++        7.44%       11.16%        4.83%      (2.03%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .84%*         .84%         .86%         .82%         .82%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.76%*        4.43%        5.75%        6.55%        5.98%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 424,921    $ 286,726    $ 201,269    $ 148,890    $ 135,401
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              174.88%      281.67%      262.47%       94.67%       79.06%
                                                              =========    =========    =========    =========    =========



                                                                                          Class B
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.52    $   11.21    $   10.68    $   10.88    $   11.78
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .19++          .44          .57          .64          .61
                Realized and unrealized gain (loss)
                on investments--net                                 .11          .31          .53        (.20)        (.90)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .30          .75         1.10          .44        (.29)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.19)        (.44)        (.57)        (.64)        (.61)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.63    $   11.52    $   11.21    $   10.68    $   10.88
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             2.63%+++        6.89%       10.59%        4.29%      (2.45%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.36%*        1.36%        1.38%        1.34%        1.33%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.26%*        3.93%        5.25%        6.02%        5.46%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 501,626    $ 487,746    $ 511,166    $ 455,162    $ 636,115
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              174.88%      281.67%      262.47%       94.67%       79.06%
                                                              =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Effective April 14, 2003, Class D Shares were redesignated
Class A Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                        Core Bond Portfolio

                                                                                          Class C
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.52    $   11.21    $   10.68    $   10.88    $   11.79
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .18++          .43          .57          .64          .61
                Realized and unrealized gain (loss)
                on investments--net                                 .12          .31          .53        (.20)        (.91)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .30          .74         1.10          .44        (.30)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.19)        (.43)        (.57)        (.64)        (.61)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.63    $   11.52    $   11.21    $   10.68    $   10.88
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             2.60%+++        6.83%       10.53%        4.23%      (2.58%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.41%*        1.42%        1.44%        1.39%        1.38%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.19%*        3.85%        5.16%        5.96%        5.41%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 136,762    $ 110,065    $  76,963    $  55,889    $  79,581
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              174.88%      281.67%      262.47%       94.67%       79.06%
                                                              =========    =========    =========    =========    =========


                                                                                          Class I++++
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.52    $   11.21    $   10.68    $   10.88    $   11.78
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .23++          .53          .66          .72          .70
                Realized and unrealized gain (loss)
                on investments--net                                 .11          .31          .53        (.20)        (.90)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .34          .84         1.19          .52        (.20)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.23)        (.53)        (.66)        (.72)        (.70)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.63    $   11.52    $   11.21    $   10.68    $   10.88
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             3.02%+++        7.71%       11.44%        5.09%      (1.70%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .59%*         .59%         .61%         .57%         .57%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.02%*        4.68%        6.03%        6.79%        6.22%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 734,938    $ 645,820    $ 519,815    $ 489,778    $ 535,188
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              174.88%      281.67%      262.47%       94.67%       79.06%
                                                              =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Effective April 14, 2003, Class A Shares were redesignated
Class I Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                        Core Bond Portfolio

                                                                                                                  Class R

                                                                                                                  For the
                                                                                                                   Period
The following per share data and ratios have been derived                                                        January 3,
from information provided in the financial statements.                                                           2003++ to
                                                                                                                 March 31,
Increase (Decrease) in Net Asset Value:                                                                             2003
Per Share       Net asset value, beginning of period                                                              $   11.49
Operating                                                                                                         ---------
Performance:    Investment income--net++++                                                                              .11
                Realized and unrealized gain on investments--net                                                        .14
                                                                                                                  ---------
                Total from investment operations                                                                        .25
                                                                                                                  ---------
                Less dividends from investment income--net                                                            (.11)
                                                                                                                  ---------
                Net asset value, end of period                                                                    $   11.63
                                                                                                                  =========

Total           Based on net asset value per share                                                                 2.17%+++
Investment                                                                                                        =========
Return:**

Ratios to       Expenses                                                                                             1.07%*
Average                                                                                                           =========
Net Assets:     Investment income--net                                                                               3.25%*
                                                                                                                  =========

Supplemental    Net assets, end of period (in thousands)                                                           --++++++
Data:                                                                                                             =========
                Portfolio turnover                                                                                  174.88%
                                                                                                                  =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amount is less than $1,000.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                Intermediate Term Portfolio

                                                                                          Class A++++
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.77    $   11.47    $   10.93    $   11.11    $   11.83
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .22++          .51          .66          .70          .69
                Realized and unrealized gain (loss)
                on investments--net                                 .13          .30          .54        (.18)        (.72)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .35          .81         1.20          .52        (.03)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.22)        (.51)        (.66)        (.70)        (.69)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.90    $   11.77    $   11.47    $   10.93    $   11.11
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             3.00%+++        7.32%       11.24%        4.92%       (.28%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .75%*         .76%         .94%         .88%         .83%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.71%*        4.47%        5.88%        6.41%        6.01%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 150,656    $ 139,659    $ 130,116    $ 128,490    $ 136,467
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              183.51%      314.59%      259.80%      143.77%      113.52%
                                                              =========    =========    =========    =========    =========



                                                                                          Class B
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.78    $   11.47    $   10.93    $   11.11    $   11.83
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .19++          .46          .61          .66          .64
                Realized and unrealized gain (loss)
                on investments--net                                 .13          .31          .54        (.18)        (.72)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .32          .77         1.15          .48        (.08)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.20)        (.46)        (.61)        (.66)        (.64)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.90    $   11.78    $   11.47    $   10.93    $   11.11
                                                              =========    =========    =========    =========    =========
Total           Based on net asset value per share             2.70%+++        6.97%       10.79%        4.49%       (.69%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.16%*        1.17%        1.35%        1.30%        1.24%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.30%*        4.06%        5.46%        5.98%        5.58%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 152,621    $ 141,993    $ 129,162    $ 120,250    $ 162,211
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              183.51%      314.59%      259.80%      143.77%      113.52%
                                                              =========    =========    =========    =========    =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Effective April 14, 2003, Class D Shares were redesignated
Class A Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                Intermediate Term Portfolio

                                                                                          Class C
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.78    $   11.47    $   10.93    $   11.11    $   11.83
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .19++          .46          .61          .65          .64
                Realized and unrealized gain (loss)
                on investments--net                                 .12          .31          .54        (.18)        (.72)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .31          .77         1.15          .47        (.08)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.19)        (.46)        (.61)        (.65)        (.64)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.90    $   11.78    $   11.47    $   10.93    $   11.11
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             2.70%+++        6.97%       10.78%        4.48%       (.70%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.16%*        1.16%        1.36%        1.30%        1.24%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.27%*        4.02%        5.41%        5.97%        5.57%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $  25,231    $  12,535    $   4,600    $   2,859    $   3,904
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              183.51%      314.59%      259.80%      143.77%      113.52%
                                                              =========    =========    =========    =========    =========



                                                                                          Class I++++
The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                             March 31,           For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share       Net asset value, beginning of period          $   11.77    $   11.47    $   10.93    $   11.11    $   11.83
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                            .22++          .52          .67          .71          .70
                Realized and unrealized gain (loss)
                on investments--net                                 .14          .30          .54        (.18)        (.72)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                    .36          .82         1.21          .53        (.02)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.23)        (.52)        (.67)        (.71)        (.70)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.90    $   11.77    $   11.47    $   10.93    $   11.11
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             3.05%+++        7.43%       11.35%        5.02%       (.18%)
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .65%*         .66%         .84%         .78%         .73%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.81%*        4.57%        5.94%        6.51%        6.09%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 218,170    $ 195,515    $ 176,589    $ 144,352    $ 161,113
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              183.51%      314.59%      259.80%      143.77%      113.52%
                                                              =========    =========    =========    =========    =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Effective April 14, 2003, Class A Shares were redesignated
Class I Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)                                                                Intermediate Term Portfolio

                                                                                                                  Class R

                                                                                                                  For the
                                                                                                                   Period
The following per share data and ratios have been derived                                                        January 3,
from information provided in the financial statements.                                                           2003++ to
                                                                                                                 March 31,
Increase (Decrease) in Net Asset Value:                                                                             2003
Per Share       Net asset value, beginning of period                                                              $   11.75
Operating                                                                                                         ---------
Performance:    Investment income--net++++                                                                              .11
                Realized and unrealized gain on investments--net                                                        .14
                                                                                                                  ---------
                Total from investment operations                                                                        .25
                                                                                                                  ---------
                Less dividends from investment income--net                                                            (.11)
                                                                                                                  ---------
                Net asset value, end of period                                                                    $   11.89
                                                                                                                  =========

Total           Based on net asset value per share                                                                 2.12%+++
Investment                                                                                                        =========
Return:**

Ratios to       Expenses                                                                                             1.13%*
Average                                                                                                           =========
Net Assets:     Investment income--net                                                                               3.01%*
                                                                                                                  =========

Supplemental    Net assets, end of period (in thousands)                                                           --++++++
Data:                                                                                                             =========
                Portfolio turnover                                                                                  183.51%
                                                                                                                  =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amount is less than $1,000.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
The Core Bond Portfolio and the Intermediate Term Portfolio ("Portfolio" or "Portfolios") are two of the three portfolios in Merrill Lynch Bond Fund, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolios' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Each Portfolio offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolios.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. The Fund employs certain pricing services to provide securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such security trades) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Repurchase agreements--The Portfolios may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolios take possession of the underlying securities, mark to market such securities and, if necessary, receive additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Portfolios may be delayed or limited.

(c) Derivative financial instruments--Each Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which each Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


NOTES TO FINANCIAL STATEMENTS (continued)


* Financial futures contracts--The Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, each Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, each Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Portfolio as unrealized gains or losses. When the contract is closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolios are authorized to purchase and write call and put options. When each Portfolio writes an option, an amount equal to the premium received by each Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or each Portfolio enters into a closing transaction), each Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Interest rate swaps--The Portfolios are authorized to enter into swap agreements for the purpose of hedging the market risk on existing securities. In a swap agreement, the Portfolios exchange with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Portfolios' ability to receive interest will be delayed or limited. Furthermore, if the Portfolios do not have sufficient income to pay their obligation under the swap agreement, the Portfolios would be in default and the counterparty would be able to terminate the swap agreement. When the swap agreement is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the swap agreement at the time it was entered into and the value at the time it was closed.

(d) Income taxes--It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Portfolios amortize all premiums and discounts on debt securities.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Securities lending--The Portfolios may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Where the Portfolios receive securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolios typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Portfolios receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolios may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


(i) Expenses--Certain expenses have been allocated to the individual Portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each Portfolio included in the Fund.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's Portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the aggregate average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $250 million; .45% of the average daily net assets in excess of $250 million but not exceeding $500 million; .40% of average daily net assets in excess of $500 million but not exceeding $750 million; and .35% of average daily net assets in excess of $750 million. For the six months ended March 31, 2003, the aggregate average daily net assets of the Fund, including the Fund's High Income Portfolio, was approximately $3,814,786,000. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

                               Account Maintenance Fees

Portfolio             Class A    Class B   Class C     Class R

Core Bond               .25%      .25%       .25%       .25%
Intermediate Term       .10%      .25%       .25%       .25%



                                    Distribution Fees

Portfolio             Class B          Class C         Class R

Core Bond               .50%             .55%           .25%
Intermediate Term       .25%             .25%           .25%



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended March 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of each Portfolio's Class A and Class I Shares as follows:


                            FAMD               MLPF&S

Portfolio            Class A   Class I   Class A     Class I

Core Bond             $4,694    $1,062    $41,673     $7,158
Intermediate Term     $  613    $   65    $ 9,131     $  611



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


NOTES TO FINANCIAL STATEMENTS (continued)


For the six months ended March 31, 2003, MLPF&S received contingent deferred sales charges of $462,285 relating to transactions in Class B Shares, amounting to $429,156 and $33,129 in the Core Bond Portfolio and Intermediate Term Portfolio, respectively, and $32,839 relating to transactions in Class C Shares, amounting to $27,280 and $5,559 in the Core Bond Portfolio and Intermediate Term Portfolio, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $235 relating to transactions subject to front-end sales charge waivers in Class A Shares in the Core Bond Portfolio.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended March 31, 2003, MLIM, LLC received $18,505 in securities lending agent fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended March 31, 2003, the Portfolios reimbursed FAM $22,174 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLAM U.K., FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2003 were as follows:


                                                      Intermediate
                                    Core Bond             Term
                                    Portfolio          Portfolio

Purchases                        $ 3,026,592,556    $ 1,029,180,622
                                 ---------------    ---------------
Sales                            $ 3,040,130,069    $ 1,003,429,484
                                 ===============    ===============


Net realized gains (losses) for the six months ended March 31, 2003 and net unrealized gains (losses) as of March 31, 2003 were as follows:


                                     Realized          Unrealized
Core Bond Portfolio               Gains (Losses)     Gains (Losses)

Long-term investments            $    30,850,937    $    42,634,962
Short-term investments                     (301)                 --
Options purchased                         39,066             90,983
Options written                          187,500           (18,207)
Interest rate swaps                           --            104,404
Financial futures contracts          (1,037,211)             36,193
Forward foreign exchange
contracts                               (60,126)          (232,056)
Foreign currency transactions             34,757              8,489
                                 ---------------    ---------------
Total                            $    30,014,622    $    42,624,768
                                 ===============    ===============


                                     Realized          Unrealized
Intermediate Term Portfolio           Gains          Gains (Losses)

Long-term investments            $     9,212,419    $    12,262,777
Options purchased                         12,208             27,822
Options written                           60,938            (5,586)
Interest rate swaps                           --             30,306
Financial futures contracts               31,467                 --
                                 ---------------    ---------------
Total                            $     9,317,032    $    12,315,319
                                 ===============    ===============



As of March 31, 2003, net unrealized appreciation for Federal income tax purposes was as follows:


                                                      Intermediate
                                    Core Bond             Term
                                    Portfolio          Portfolio

Gross unrealized appreciation    $    46,237,149    $    13,142,096
Gross unrealized depreciation          4,330,076            993,415
                                 ---------------    ---------------
Net unrealized appreciation      $    41,907,073    $    12,148,681
                                 ===============    ===============


The aggregate cost of investments, net of options, at March 31, 2003 for Federal income tax purposes was $2,088,590,023 for the Core Bond Portfolio and $638,798,414 for the Intermediate Term Portfolio.

Transactions in options written for the six months ended March 31, 2003 were as follows:



                                    Shares Subject      Premiums
Core Bond Portfolio                   to Options        Received

Outstanding call options
written, beginning of period                  --                 --
Options written                       43,350,000    $     2,282,378
                                 ---------------    ---------------
Outstanding call options
written, end of period                43,350,000    $     2,282,378
                                 ===============    ===============



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003



                                    Shares Subject       Premiums
Core Bond Portfolio                   to Options         Received

Outstanding put options
written, beginning of period                  --                 --
Options written                       43,550,000    $     2,469,877
Options expired                        (200,000)          (187,500)
                                 ---------------    ---------------
Outstanding put options
written, end of period                43,350,000    $     2,282,377
                                 ===============    ===============



                                    Shares Subject       Premiums
Intermediate Term Portfolio           to Options         Received

Outstanding call options
written, beginning of period                  --                 --
Options written                       13,300,000    $       700,245
                                 ---------------    ---------------
Outstanding call options
written, end of period                13,300,000    $       700,245
                                 ===============    ===============



                                    Shares Subject       Premiums
Intermediate Term Portfolio           to Options         Received

Outstanding put options
written, beginning of period                  --                 --
Options written                       19,800,000    $       761,183
Options expired                      (6,500,000)           (60,938)
                                 ---------------    ---------------
Outstanding put options
written, end of period                13,300,000    $       700,245
                                 ===============    ===============


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the six months ended March 31, 2003 was $251,620,478 for the Core Bond Portfolio and $51,276,348 for the Intermediate Term Portfolio. Net increase in net assets derived from capital share transactions for the year ended September 30, 2002 was $180,304,214 for the Core Bond Portfolio and $36,757,309 for the Intermediate Term Portfolio.

Transactions in capital shares for each class were as follows:

Core Bond Portfolio

Class A Shares for the Six Months                         Dollar
Ended March 31, 2003++                   Shares           Amount

Shares sold                            6,448,349    $    74,312,596
Shares issued resulting from
reorganization                         7,697,116         89,000,031
Automatic conversion
of shares                                950,734         10,958,880
Shares issued to shareholders
in reinvestment of dividends             394,046          4,532,262
                                 ---------------    ---------------
Total issued                          15,490,245        178,803,769
Shares redeemed                      (3,848,402)       (44,397,817)
                                 ---------------    ---------------
Net increase                          11,641,843    $   134,405,952
                                 ===============    ===============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Core Bond Portfolio

Class A Shares for the Year                               Dollar
Ended September 30, 2002++               Shares           Amount

Shares sold                           10,754,653    $   120,080,117
Automatic conversion of shares         2,051,406         22,932,960
Shares issued to shareholders
in reinvestment of dividends             679,532          7,588,372
                                 ---------------    ---------------
Total issued                          13,485,591        150,601,449
Shares redeemed                      (6,550,329)       (73,170,946)
                                 ---------------    ---------------
Net increase                           6,935,262    $    77,430,503
                                 ===============    ===============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Core Bond Portfolio

Class B Shares for the Six Months                         Dollar
Ended March 31, 2003                     Shares           Amount

Shares sold                            6,688,886    $    76,929,774
Shares issued resulting from
reorganization                         2,440,631         28,177,720
Shares issued to shareholders
in reinvestment of dividends             458,140          5,263,179
                                 ---------------    ---------------
Total issued                           9,587,657        110,370,673
Automatic conversion of shares         (951,268)       (10,958,880)
Shares redeemed                      (7,845,434)       (90,149,437)
                                 ---------------    ---------------
Net increase                             790,955    $     9,262,356
                                 ===============    ===============



Core Bond Portfolio

Class B Shares for the Year                               Dollar
Ended September 30, 2002                 Shares           Amount

Shares sold                           13,231,420    $   148,085,296
Shares issued to shareholders
in reinvestment of dividends           1,085,140         12,096,134
                                 ---------------    ---------------
Total issued                          14,316,560        160,181,430
Automatic conversion of shares       (2,052,254)       (22,932,960)
Shares redeemed                     (15,519,910)      (173,196,566)
                                 ---------------    ---------------
Net decrease                         (3,255,604)    $  (35,948,096)
                                 ===============    ===============



Core Bond Portfolio

Class C Shares for the Six Months                         Dollar
Ended March 31, 2003                     Shares           Amount

Shares sold                            1,906,545    $    21,950,055
Shares issued resulting from
reorganization                         1,549,639         17,960,633
Shares issued to shareholders
in reinvestment of dividends             113,105          1,300,727
                                 ---------------    ---------------
Total issued                           3,569,289         41,211,415
Shares redeemed                      (1,364,795)       (15,681,378)
                                 ---------------    ---------------
Net increase                           2,204,494    $    25,530,037
                                 ===============    ===============




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


NOTES TO FINANCIAL STATEMENTS (continued)



Core Bond Portfolio

Class C Shares for the Year                               Dollar
Ended September 30, 2002                 Shares           Amount

Shares sold                            4,655,739    $    51,997,577
Shares issued to shareholders
in reinvestment of dividends             211,715          2,362,338
                                 ---------------    ---------------
Total issued                           4,867,454         54,359,915
Shares redeemed                      (2,177,960)       (24,354,570)
                                 ---------------    ---------------
Net increase                           2,689,494    $    30,005,345
                                 ===============    ===============



Core Bond Portfolio

Class I Shares for the Six Months                         Dollar
Ended March 31, 2003++                   Shares           Amount

Shares sold                           11,362,596    $   130,758,515
Shares issued resulting from
reorganization                         5,827,431         67,476,289
Shares issued to shareholders
in reinvestment of dividends             436,038          5,010,589
                                 ---------------    ---------------
Total issued                          17,626,065        203,245,393
Shares redeemed                     (10,493,517)      (120,823,361)
                                 ---------------    ---------------
Net increase                           7,132,548    $    82,422,032
                                 ===============    ===============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Core Bond Portfolio

Class I Shares for the Year                               Dollar
Ended September 30, 2002++               Shares           Amount

Shares sold                           22,329,750    $   250,091,666
Shares issued to shareholders
in reinvestment of dividends             621,812          6,939,302
                                 ---------------    ---------------
Total issued                          22,951,562        257,030,968
Shares redeemed                     (13,254,009)      (148,214,506)
                                 ---------------    ---------------
Net increase                           9,697,553    $   108,816,462
                                 ===============    ===============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Core Bond Portfolio

Class R Shares for the Period
January 3, 2003++ to                                     Dollar
March 31, 2003                           Shares          Amount

Shares sold                                    9    $           100
Shares issued to shareholders
in reinvestment of dividends                 --*                  1
                                 ---------------    ---------------
Net increase                                   9    $           101
                                 ===============    ===============

++Commencement of operations.
*Amount is less than 1 share.



Intermediate Term Portfolio

Class A Shares for the Six Months                         Dollar
Ended March 31, 2003++                   Shares           Amount

Shares sold                            2,135,000    $    36,872,345
Automatic conversion of shares           306,868          3,621,417
Shares issued to shareholders
in reinvestment of dividends              63,386            744,718
                                 ---------------    ---------------
Total issued                           2,505,254         41,238,480
Shares redeemed                      (1,704,365)       (31,805,362)
                                 ---------------    ---------------
Net increase                             800,889    $     9,433,118
                                 ===============    ===============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Intermediate Term Portfolio

Class A Shares for the Year                               Dollar
Ended September 30, 2002++               Shares           Amount

Shares sold                            5,113,073    $    58,478,637
Automatic conversion of shares           491,794          5,626,588
Shares issued to shareholders
in reinvestment of dividends             130,728          1,491,286
                                 ---------------    ---------------
Total issued                           5,735,595         65,596,511
Shares redeemed                      (5,220,812)       (59,721,876)
                                 ---------------    ---------------
Net increase                             514,783    $     5,874,635
                                 ===============    ===============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Intermediate Term Portfolio

Class B Shares for the Six Months                         Dollar
Ended March 31, 2003                     Shares           Amount

Shares sold                            1,308,653    $    38,906,879
Shares issued to shareholders
in reinvestment of dividends             155,493          1,827,770
                                 ---------------    ---------------
Total issued                           1,464,146         40,734,649
Automatic conversion of shares         (306,818)        (3,621,417)
Shares redeemed                        (389,418)       (28,108,048)
                                 ---------------    ---------------
Net increase                             767,910    $     9,005,184
                                 ===============    ===============



Intermediate Term Portfolio

Class B Shares for the Year                               Dollar
Ended September 30, 2002                 Shares           Amount

Shares sold                            4,821,326    $    55,263,074
Shares issued to shareholders
in reinvestment of dividends             326,275          3,721,914
                                 ---------------    ---------------
Total issued                           5,147,601         58,984,988
Automatic conversion of shares         (491,794)        (5,626,588)
Shares redeemed                      (3,859,531)       (44,001,785)
                                 ---------------    ---------------
Net increase                             796,276    $     9,356,615
                                 ===============    ===============



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


Intermediate Term Portfolio

Class C Shares for the Six Months                         Dollar
Ended March 31, 2003                     Shares           Amount

Shares sold                            1,310,564    $    15,432,111
Shares issued to shareholders
in reinvestment of dividends              16,324            192,083
                                 ---------------    ---------------
Total issued                           1,326,888         15,624,194
Shares redeemed                        (271,110)        (3,186,835)
                                 ---------------    ---------------
Net increase                           1,055,778    $    12,437,359
                                 ===============    ===============



Intermediate Term Portfolio

Class C Shares for the Year                               Dollar
Ended September 30, 2002                 Shares           Amount

Shares sold                              878,088    $    10,147,486
Shares issued to shareholders
in reinvestment of dividends              12,245            140,123
                                 ---------------    ---------------
Total issued                             890,333         10,287,609
Shares redeemed                        (226,962)        (2,584,460)
                                 ---------------    ---------------
Net increase                             663,371    $     7,703,149
                                 ===============    ===============



Intermediate Term Portfolio

Class I Shares for the Six Months                         Dollar
Ended March 31, 2003++                   Shares           Amount

Shares sold                            4,141,777    $    48,710,840
Shares issued to shareholders
in reinvestment of dividends              62,406            733,218
                                 ---------------    ---------------
Total issued                           4,204,183         49,444,058
Shares redeemed                      (2,472,695)       (29,043,472)
                                 ---------------    ---------------
Net increase                           1,731,488    $    20,400,586
                                 ===============    ===============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Intermediate Term Portfolio

Class I Shares for the Year                               Dollar
Ended September 30, 2002++               Shares           Amount

Shares sold                            6,989,331    $    79,900,318
Shares issued to shareholders
in reinvestment of dividends             176,296          2,008,174
                                 ---------------    ---------------
Total issued                           7,165,627         81,908,492
Shares redeemed                      (5,959,413)       (68,085,582)
                                 ---------------    ---------------
Net increase                           1,206,214    $    13,822,910
                                 ===============    ===============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Intermediate Term Portfolio

Class R Shares for the Period
January 3, 2003++ to                                      Dollar
March 31, 2003                           Shares           Amount

Shares sold                                    9    $           100
Shares issued to shareholders
in reinvestment of dividends                 --*                  1
                                 ---------------    ---------------
Net increase                                   9    $           101
                                 ===============    ===============

++Commencement of operations.
*Amount is less than 1 share.



5. Short-Term Borrowings:
The Portfolios, along with certain other funds managed by FAM and its affiliates, are a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolios may borrow up to the maximum amount allowable under the Portfolios' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolios pay a commitment fee of .09% per annum based on the Portfolios' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2003.


6. Capital Loss Carryforward:
On September 30, 2002, the Fund had a net capital loss carryforward of $71,958,304 in the Core Bond Portfolio, of which $8,081,540 expires in 2003, $2,604,196 expires in 2005, $305,137 expires in
2007, $28,409,262 expires in 2008, and $32,558,169 expires in 2009 and $16,564,635 in the Intermediate Term Portfolio, of which $518,233 expires in 2003, $275,942 expires in 2005, $7,450,661 expires in 2008, and $8,319,799 expires in 2009. These amounts will be available to offset like amounts of any future taxable gains.




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


7. Acquisition of Managed Investment Companies of FAM Affiliates:
On February 24, 2003, the Core Bond Portfolio acquired all of the net assets of Merrill Lynch Total Return Bond Fund and Mercury Total Return Bond Fund pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of the following capital shares:


                                                   Shares of Common
                                                    Stock Exchanged

Merrill Lynch Total Return Bond Fund                      4,358,868
Mercury Total Return Bond Fund                            7,992,372



In exchange for these shares, the Core Bond Portfolio issued
13,265,670 shares of common stock. As of that date, net assets of the acquired funds, including unrealized appreciation and accumulated net realized capital losses, were as follows:


                                                       Accumulated
                                                       Net Realized
                              Net       Unrealized    Capital Gains
                             Assets    Appreciation      (Losses)

Merrill Lynch Total
Return Bond Fund         $ 47,209,450   $  965,536     $    122,333
Mercury Total Return
Bond Fund                $106,603,371   $3,611,743     $(1,906,668)



The aggregate net assets of the Core Bond Portfolio immediately after the acquisition amounted to $1,743,775,494.


In addition, on March 24, 2003, the Core Bond Portfolio acquired all of the net assets of Merrill Lynch Global Bond Fund For Investment and Retirement pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 5,095,718 shares of beneficial interest of Merrill Lynch Global Bond Fund For Investment and Retirement for 4,249,147 shares of common stock of the Core Bond Portfolio. Merrill Lynch Global Bond Fund For Investment and Retirement's net assets on that date of $48,801,850, including $145,393 of net unrealized appreciation and $35,030,878 of accumulated net realized capital losses, were combined with those of the Core Bond Portfolio. The aggregate net assets immediately after the acquisition amounted to $1,778,049,811.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2003


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Patrick Maldari, Vice President
James J. Pagano, Vice President
Donald C. Burke, Vice President and Treasurer
Bradley J. Lucido, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio and Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of Core Bond Portfolio and
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of Core Bond Portfolio and
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of Core Bond Portfolio and
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date: May 21, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.